UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-21475___________________________________
________________________Tamarack Funds Trust____________________________________
               (Exact name of registrant as specified in charter) _____________100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240_______
               (Address of principal executive offices) (Zip code) _______________BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219_______
                    (Name and address of agent for service)
Registrant's telephone number, including area code:___(614) 470-8000


Date of fiscal year end:_________09/30/05_________________

Date of reporting period:________06/30/05_________________


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

TAMARACK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)


                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
COMMON STOCKS(99.26%)
CONSUMER DISCRETIONARY(16.51%)
Carnival Corp. (c)                                                  83,190      $   4,538,015
eBay, Inc. (b)                                                      92,540          3,054,745
Home Depot, Inc.                                                    77,380          3,010,082
International Game Technology                                       95,690          2,693,674
Kohl's Corp. (b)                                                    49,510          2,768,104
McGraw-Hill Cos., Inc. (The)                                        60,040          2,656,770
Staples, Inc.                                                      196,570          4,190,872
Starbucks Corp. (b)                                                 71,820          3,710,221
                                                                                   ----------
                                                                                   26,622,483
                                                                                   ----------
CONSUMER STAPLES(12.25%)
PepsiCo, Inc.                                                       90,800          4,896,844
SYSCO Corp. (c)                                                    119,000          4,306,610
Walgreen Co.                                                       121,720          5,597,903
Whole Foods Market, Inc.                                            41,800          4,944,940
                                                                                   ----------
                                                                                   19,746,297
                                                                                   ----------
ENERGY  (6.79%)
Apache Corp.                                                       115,940          7,489,724
Smith International, Inc. (c)                                       54,200          3,452,540
                                                                                   ----------
                                                                                   10,942,264
                                                                                   ----------
FINANCIALS(5.99%)
AFLAC, Inc.                                                        108,780          4,707,998
SLM Corp. (c)                                                       97,420          4,948,936
                                                                                   ----------
                                                                                    9,656,934
                                                                                   ----------
HEALTHCARE(20.43%)
Amgen, Inc. (b)                                                     61,430          3,714,058
Express Scripts, Inc. (b) (c)                                       88,480          4,422,230
Genzyme Corp. (b)                                                   44,500          2,674,005
Johnson & Johnson, Inc. (c)                                         75,600          4,914,000
Medtronic, Inc.                                                     90,780          4,701,496
Patterson Cos., Inc. (b) (c)                                        53,600          2,416,288
Quest Diagnostics, Inc. (c)                                         73,500          3,915,345
Stryker Corp.                                                       63,760          3,032,426
Zimmer Holdings, Inc. (b) (c)                                       41,180          3,136,681
                                                                                   ----------
                                                                                   32,926,529
                                                                                   ----------
INDUSTRIALS(13.45%)
3M Co.                                                              38,000          2,747,400
Danaher Corp.                                                      109,380          5,724,949
General Electric Co.                                               180,980          6,270,957
United Parcel Service, Inc., Class B                                55,660          3,849,446
United Technologies Corp.                                           60,020          3,082,027
                                                                                   ----------
                                                                                   21,674,779
                                                                                   ----------
INFORMATION TECHNOLOGY(20.64%)
Adobe Systems, Inc. (c)                                            193,720          5,544,265
Cisco Systems, Inc. (b)                                            160,380          3,064,862

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

Dell, Inc. (b)                                                     134,260          5,304,612
Fiserv, Inc. (b)                                                   120,170          5,161,302
Jabil Circuit, Inc. (b)                                            106,140          3,261,682
Microsoft Corp.                                                    156,170          3,879,263
Paychex, Inc.                                                       74,370          2,420,000
Symantec Corp. (b) (c)                                             213,920          4,650,621
                                                                                  -----------
                                                                                   33,286,607
                                                                                  -----------
MATERIALS(3.20%)
Ecolab, Inc.                                                       159,580          5,164,009
                                                                                  -----------
TOTAL COMMON STOCKS (COST $146,948,672)                                           160,019,902
                                                                                  -----------

INVESTMENT COMPANIES(1.13%)
Wells Fargo Prime Investment Money                               1,823,731          1,823,731
                                                                                  -----------
Market Fund, Investor Class

TOTAL INVESTMENT COMPANIES (COST $1,823,731)                                        1,823,731
                                                                                  -----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.27%)
Various Securities (see Notes to                               $21,387,754         21,387,754
Schedule of Investments for collateral information)                               -----------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $21,387,754)      21,387,754
                                                                                  -----------


TOTAL INVESTMENTS (COST $170,160,157) (a)   -   113.66%                           183,231,387
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (13.66)%                              (22,027,585)
                                                                                  -----------

NET ASSETS   -   100.00%                                                        $ 161,203,802
                                                                                  ===========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2005.

See notes to schedule of investments.

TAMARACK MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
COMMON STOCKS  (97.86%)
CONSUMER DISCRETIONARY  (23.33%)
Aeropostale, Inc. (b)                                               58,000      $   1,948,800
CDW Corp.                                                           50,000          2,854,500
Cheesecake Factory, Inc. (b) (c)                                    66,000          2,292,180
Coldwater Creek, Inc. (b)                                          103,000          2,565,730
Gentex Corp. (c)                                                   100,000          1,820,000
Guitar Center, Inc. (b) (c)                                         29,000          1,692,730
O'Reilly Automotive, Inc. (b)                                       94,000          2,802,140
PETsMART, Inc.                                                     100,000          3,035,000
SCP Pool Corp.                                                     103,000          3,614,270
Tractor Supply Co. (b)                                              41,000          2,013,100
                                                                                   ----------
                                                                                   24,638,450
                                                                                   ----------
CONSUMER STAPLES  (4.96%)
Alberto-Culver Co., Class B                                         39,000          1,689,870
Whole Foods Market, Inc.                                            30,000          3,549,000
                                                                                   ----------
                                                                                    5,238,870
                                                                                   ----------
ENERGY  (4.50%)
BJ Services Co.                                                     42,000          2,204,160
Smith International, Inc. (c)                                       40,000          2,548,000
                                                                                   ----------
                                                                                    4,752,160
                                                                                   ----------
FINANCIALS  (12.97%)
Chicago Mercantile Exchange Holdings, Inc.                           9,000          2,659,500
Commerce Bancorp, Inc. (c)                                          59,000          1,788,290
East West Bancorp, Inc.                                             78,000          2,620,020
Investors Financial Services Corp. (c)                              64,000          2,420,480
Legg Mason, Inc.                                                    40,500          4,216,455
                                                                                   ----------
                                                                                   13,704,745
                                                                                   ----------
HEALTHCARE  (20.37%)
Biomet, Inc.                                                        57,000          1,974,480
Express Scripts, Inc. (b) (c)                                       42,000          2,099,160
Fisher Scientific International, Inc. (b) (c)                       29,080          1,887,292
Health Management Associates, Inc.                                  66,000          1,727,880
Invitrogen Corp. (b)                                                27,000          2,248,830
Omnicare, Inc.                                                      83,000          3,521,690
Patterson Cos., Inc. (b) (c)                                        50,000          2,254,000
Quest Diagnostics, Inc. (c)                                         40,000          2,130,800
Varian Medical Systems, Inc. (b) (c)                                57,000          2,127,810
VCA Antech, Inc. (b)                                                64,000          1,552,000
                                                                                   ----------
                                                                                   21,523,942
                                                                                   ----------
INDUSTRIALS  (18.56%)
ChoicePoint, Inc. (b)                                               54,000          2,162,700
Danaher Corp.                                                       31,000          1,622,540
Donaldson Co., Inc.                                                 54,000          1,637,820
Expeditors International of Washington, Inc. (c)                    61,000          3,038,410
Fastenal Co.                                                        57,500          3,522,450

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

Knight Transportation, Inc. (c)                                     68,000          1,654,440
Roper Industries, Inc.                                              52,000          3,711,240
Stericycle, Inc. (b)                                                45,000          2,264,400
                                                                                  -----------
                                                                                   19,614,000
                                                                                  -----------
INFORMATION TECHNOLOGY  (13.17%)
Cognos, Inc. (b)                                                    83,000          2,833,620
DST Systems, Inc. (b) (c)                                           34,000          1,591,200
FactSet Research Systems, Inc. (c)                                  56,000          2,007,040
Jabil Circuit, Inc. (b)                                             82,000          2,519,860
Microchip Technology, Inc. (c)                                     100,000          2,962,000
Plantronics, Inc.                                                   55,000          1,999,800
                                                                                  -----------
                                                                                   13,913,520
                                                                                  -----------
TOTAL COMMON STOCKS (COST $89,864,950)                                            103,385,687
                                                                                  -----------

INVESTMENT COMPANIES  (3.40%)
Wells Fargo Prime Investment Money                               3,597,531          3,597,531
                                                                                  -----------
Market Fund, Investor Class

TOTAL INVESTMENT COMPANIES (COST $3,597,531)                                        3,597,531
                                                                                  -----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (15.11%)
Various Securities (see Notes to                               $15,970,527         15,970,527
Schedule of Investments for collateral information)                               -----------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $15,970,527)      15,970,527
                                                                                  -----------


TOTAL INVESTMENTS (COST $109,433,008) (a)   -   116.37%                           122,953,745
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (16.37)%                             (17,292,539)
                                                                                  -----------

NET ASSETS   -   100.00%                                                        $ 105,661,206
                                                                                  ===========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)      Non-income producing security.
(c)      All or part of this security has been loaned as of June 30, 2005.

See notes to schedule of investments.

TAMARACK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)


                                                                 SHARES          VALUE
                                                                ---------       --------------

COMMON STOCKS  (98.65%)
CONSUMER DISCRETIONARY  (15.94%)
A.C. Moore Arts & Crafts, Inc. (b)                                   4,500      $   142,245
Catalina Marketing Corp.                                             5,300          134,673
Fred's, Inc.                                                         8,850          146,733
Gentex Corp.                                                        11,700          212,940
Hot Topic, Inc. (b)                                                  7,100          135,752
P.F. Chang's China Bistro, Inc. (b)                                  4,200          247,716
RARE Hospitality International, Inc. (b)                             9,300          283,371
Shuffle Master, Inc. (b)                                            10,800          302,724
Sonic Corp. (b)                                                      6,800          207,604
Tractor Supply Co. (b)                                               3,300          162,030
                                                                                  ---------
                                                                                  1,975,788
                                                                                  ---------
CONSUMER STAPLES  (2.72%)
United Natural Foods, Inc. (b)                                      11,100          337,107
                                                                                  ---------

ENERGY  (5.33%)
Berry Petroleum Co., Class A                                         2,700          142,776
Newfield Exploration Co. (b)                                         6,900          275,241
Oceaneering International, Inc. (b)                                  4,800          185,520
Remington Oil & Gas Corp. (b)                                        1,600           57,120
                                                                                  ---------
                                                                                    660,657
                                                                                  ---------
FINANCIALS  (12.33%)
BISYS Group, Inc. (The) (b)                                          9,500          141,930
HCC Insurance Holdings, Inc.                                         5,900          223,433
Hilb, Rogal & Hamilton Co.                                           6,500          223,600
Hudson United Bancorp                                                3,300          119,130
Investment Technology Group, Inc. (b)                                6,000          126,120
Investors Financial Services Corp.                                   4,500          170,190
Philadelphia Consolidated Holding Corp. (b)                          1,800          152,568
Raymond James Financial, Inc.                                        8,400          237,300
SEI Investments Co.                                                  3,600          134,460
                                                                                  ---------
                                                                                  1,528,731
                                                                                  ---------
HEALTHCARE  (23.46%)
Advanced Neuromodulation Systems, Inc. (b)                           4,850          192,448

ArthroCare Corp. (b)                                                 4,800          167,712
Biosite, Inc. (b)                                                    3,300          181,467
Cooper Cos., Inc. (The)                                              4,100          249,525
Exactech, Inc. (b)                                                   6,500           85,345
HealthExtras, Inc. (b)                                              12,100          242,847
IDEXX Laboratories, Inc. (b)                                         3,200          199,456
K-V Pharmaceutical Co., Class A (b)                                 13,850          231,988
Kensey Nash Corp. (b)                                                5,300          160,272
Kyphon, Inc. (b)                                                     7,000          243,530
Pharmaceutical Product Development, Inc. (b)                         4,000          187,440
Sunrise Senior Living, Inc. (b)                                      2,400          129,552
SurModics, Inc. (b)                                                  4,000          173,480
Taro Pharmaceutical Industries Ltd. (b)                              5,600          162,792
Vistacare, Inc. (b)                                                  7,900          145,913



                                                                 SHARES          VALUE
                                                                ---------       --------------

Young Innovations, Inc.                                              4,100          153,053
                                                                                 ----------
                                                                                  2,906,820
                                                                                 ----------
INDUSTRIALS  (15.23%)
DRS Technologies, Inc.                                               7,100          364,088
EGL, Inc. (b)                                                        9,000          182,880
Knight Transportation, Inc.                                         12,150          295,610
Mercury Computer Systems, Inc. (b)                                   6,700          183,379
Simpson Manufacturing Co., Inc.                                      9,500          290,225
Stericycle, Inc. (b)                                                 4,100          206,312
Teleflex, Inc.                                                       4,500          267,165
Tetra Tech, Inc. (b)                                                 7,300           98,769
                                                                                 ----------
                                                                                  1,888,428
                                                                                 ----------
INFORMATION TECHNOLOGY  (21.31%)
Actel Corp. (b)                                                      5,600           77,840
Acxiom Corp.                                                         4,300           89,784
ANSYS, Inc. (b)                                                      9,500          337,345
Black Box Corp.                                                      2,400           84,960
Cymer, Inc. (b)                                                      6,000          158,100
Digital River, Inc. (b)                                              6,000          190,500
F5 Networks, Inc. (b)                                                3,200          151,152
Global Payments, Inc.                                                3,300          223,740
Kronos, Inc. (b)                                                     5,600          226,184
Open Text Corp. (b)                                                  5,500           77,880
Photronics, Inc. (b)                                                 7,400          172,716
ScanSource, Inc. (b)                                                 4,200          180,348
Serena Software, Inc. (b)                                            5,700          110,010
TriQuint Semiconductor, Inc. (b)                                     8,000           26,640
Verity, Inc. (b)                                                    12,500          109,625
Wind River Systems, Inc. (b)                                         9,400          147,392
Zebra Technologies Corp., Class A (b)                                6,350          278,067
                                                                                 ----------
                                                                                  2,642,283
                                                                                 ----------
MATERIALS  (2.33%)
Spartech Corp.                                                       7,300          129,940
Valspar Corp.                                                        3,300          159,357
                                                                                 ----------
                                                                                    289,297
                                                                                 ----------
TOTAL COMMON STOCKS (COST $9,969,703)                                            12,229,111
                                                                                 ----------

INVESTMENT COMPANIES  (1.70%)
Wells Fargo Prime Investment Money                                 210,487          210,487
                                                                                 ----------
Market Fund, Investor Class

TOTAL INVESTMENT COMPANIES (COST $210,487)                                          210,487
                                                                                 ----------


TOTAL INVESTMENTS (COST $10,180,190) (a)   -   100.35%                           12,439,598
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.35)%                                (43,183)
                                                                                 ----------

NET ASSETS   -   100.00%                                                        $12,396,415
                                                                                 ==========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.

See notes to schedule of investments.

TAMARACK TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MUNICIPAL BONDS  (95.85%)
ARIZONA  (2.40%)
Maricopa County Unified School                                    $500,000      $   598,308
District, 9.25%, 7/1/07                                                           ---------

ARKANSAS  (6.28%)
Arkansas State College Savings, Series                           1,000,000          841,185
B, 0.00%, 6/1/10

Arkansas State University Revenue                                  700,000          724,059
Housing System, 4.75%, 3/1/29, (FGIC                                              ---------
Insured)

                                                                                  1,565,244
                                                                                  ---------
CALIFORNIA  (2.40%)
Santa Rosa Waste Water Revenue,                                    500,000          597,505
Series B, 6.00%, 9/1/15, (FGIC Insured)                                           ---------


COLORADO  (4.45%)
Weld County School District, 5.50%,                              1,000,000        1,108,960
12/1/19, (FSA Insured)                                                            ---------

CONNECTICUT  (4.60%)
Bridgeport, Series A, 6.00%, 7/15/14,                            1,000,000        1,145,560
(FGIC Insured)                                                                    ---------

FLORIDA  (3.44%)
Miami-Dade County Special Obligation,                              500,000          309,710
 0.00%, 10/1/15, (MBIA Insured)


State Board of Education, 5.00%,                                   500,000          546,835
6/1/19                                                                            ---------
                                                                                    856,545
                                                                                  ---------
ILLINOIS  (9.33%)
Chicago, Series B, 5.13%, 1/1/22,                                1,000,000        1,132,250
(AMBAC Insured)

Cook County Township High School                                 1,000,000        1,193,340
District, 5.50%, 12/1/19                                                          ---------

                                                                                  2,325,590
                                                                                  ---------
INDIANA  (1.08%)
Kokomo Center School Building Corp.,                               250,000          269,524
6.75%, 7/15/07, (AMBAC Insured)                                                   ---------

MASSACHUSETTS  (15.87%)
Foxborough Stadium Project, 6.00%,                               1,000,000        1,135,129
6/1/14

Framingham County, 6.00%, 3/1/15                                   500,000          565,060
State Construction Loan, Series E,                               1,000,000        1,121,140
5.38%, 1/1/17

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------


State Health & Education Facilities                              1,000,000        1,133,900
Authority (Partners Healthcare), Series C,                                       ----------
5.75%, 7/1/12

                                                                                  3,955,229
                                                                                 ----------
MICHIGAN  (14.61%)
Hartland School District Construction,                           1,000,000        1,133,160
6.00%, 5/1/20, (Q-SBLF Insured)

Howell Public Schools, 5.25%, 5/1/15,                              750,000          821,003
(Q-SBLF Insured)

Jackson Public Schools, 6.00%, 5/1/13,                             500,000          566,580
(FGIC & Q-SBLF Insured)

State Building Authority, Series III,                            1,000,000        1,120,130
5.38%, 10/15/16                                                                  ----------
                                                                                  3,640,873
                                                                                 ----------
MISSOURI  (1.08%)
Missouri State Development Finance                                 250,000          269,408
Board, 5.25%, 3/1/15                                                             ----------

NEW HAMPSHIRE  (2.11%)
Higher Education & Health Facility                                 500,000          526,940
(Franklin Pierce Law Center), 5.50%,                                             ----------
7/1/18

NEW YORK  (3.49%)
New York City Transitional Finance                                 785,000          870,691
Future Tax, Series B, 5.50%, 2/1/16                                              ----------

TEXAS  (15.88%)
Frisco Independent School District,                              1,000,000        1,156,379
6.50%, 8/15/15, (PSF-Gtd Insured)

Plano Independent School District,                               1,000,000        1,096,290
5.38%, 2/15/16, (PSF-Gtd Insured)

San Antonio Electric & Gas, 5.38%,                                 500,000          571,631
2/1/15

San Antonio Electric & Gas, 5.75%,                                 500,000          558,338
2/1/15

University of Texas Revenue, Series B,                             500,000          575,040
5.25%, 8/15/19                                                                   ----------

                                                                                  3,957,678
                                                                                 ----------
WASHINGTON  (8.83%)
Seattle Municipal Light & Power,                                 1,000,000        1,098,070
5.63%, 12/1/16

Seattle Water Systems, 5.75%, 7/1/23,                            1,000,000        1,102,740
(FGIC Insured)                                                                   ----------

                                                                                  2,200,810
                                                                                 ----------
TOTAL MUNICIPAL BONDS (COST $21,959,845)                                         23,888,865
                                                                                 ----------

INVESTMENT COMPANIES  (2.80%)
Wells Fargo National Tax-Free Money                                698,704          698,704
Market Fund, Investor Class                                                      ----------

TOTAL INVESTMENT COMPANIES (COST $698,704)                                          698,704
                                                                                 ----------


TOTAL INVESTMENTS (COST $22,658,549) (a)   -   98.65%                            24,587,569

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.35%                                   337,026
                                                                                    -------

NET ASSETS   -   100.00%                                                        $24,924,595
                                                                                 ==========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.

AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-Gtd -Permanent School Fund Guaranteed
Q-SBLF - Qualified SchoolBoard Loan Fund
XLCA - XL Capital Insurance

See notes to schedule of investments.

TAMARACK ENTERPRISE FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
COMMON STOCKS  (94.84%)
CONSUMER DISCRETIONARY  (17.44%)
Carmike Cinemas, Inc.                                              208,100      $   6,384,508
Casual Male Retail Group, Inc. (b) (c)                             862,200          6,302,682
CDI Corp.                                                          164,500          3,605,840
Checkers Drive-In Restaurants, Inc. (b)                            293,888          4,002,755
Hancock Fabrics, Inc. (c)                                          371,500          2,466,760
Mac-Gray Corp. (b)                                                 248,000          2,274,160
Movado Group, Inc.                                                 670,000         12,649,599
Regent Communications, Inc. (b)                                  1,235,900          7,254,733
Rowe Furniture Corp. (b)                                           450,600          1,892,520
Rush Enterprises, Inc., Class A (b)                                640,393          8,542,843
Steinway Musical Instruments, Inc. (b)                             231,400          6,793,904
                                                                                   ----------

                                                                                   62,170,304
                                                                                   ----------
CONSUMER STAPLES  (0.86%)
United Natural Foods, Inc. (b) (c)                                 100,800          3,061,296
                                                                                   ----------

ENERGY  (4.19%)
Goodrich Petroleum Corp. (b)                                        47,900            985,782
Gulf Island Fabrication, Inc.                                      291,700          5,798,996
Tetra Technologies, Inc. (b) (c)                                   255,900          8,150,415
                                                                                   ----------
                                                                                   14,935,193
                                                                                   ----------
FINANCIALS  (19.11%)
ASTA Funding, Inc. (c)                                             303,000          8,417,340
Bank of the Ozarks, Inc. (c)                                        87,400          2,870,216
Boston Private Financial Holdings, Inc. (c)                        138,100          3,480,120
Capital Corp of the West                                           144,509          4,010,125
Cobiz, Inc.                                                         96,259          1,745,176
Cooperative Bankshares, Inc. (c)                                    47,055            879,458
Dearborn Bancorp, Inc. (b)                                         142,356          3,687,017
FirstCity Financial Corp. (b)                                      168,800          1,974,960
Hanmi Financial Corp.                                              250,696          4,186,623
Harrington West Financial Group, Inc.                              260,300          4,008,620
LaSalle Hotel Properties                                           114,000          3,740,340
Mercantile Bank Corp.                                               77,515          3,408,335
MetroCorp Bancshares, Inc.                                         100,000          2,115,000
National Interstate Corp. (b)                                       54,900          1,101,843
Northrim Bancorp, Inc.                                             141,560          3,323,829
One Liberty Properties, Inc.                                       192,225          3,980,980
Sanders Morris Harris Group, Inc.                                  445,466          7,662,015
Sterling Financial Corp. (b) (c)                                   101,036          3,778,746
Taylor Capital Group, Inc.                                          96,012          3,768,471
                                                                                   ----------
                                                                                   68,139,214
                                                                                   ----------
HEALTHCARE  (4.96%)
Landauer, Inc.                                                     114,000          5,917,740

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

Penwest Pharmaceuticals Co. (b) (c)                                550,275          6,504,250
Young Innovations, Inc.                                            140,624          5,249,494
                                                                                  -----------
                                                                                   17,671,484
                                                                                  -----------
INDUSTRIALS  (16.93%)
Allied Defense Group, Inc. (b)                                     158,200          3,641,764
CUNO, Inc. (b)                                                      62,799          4,486,361
Dixie Group, Inc. (The) (b)                                         61,638          1,085,445
EDO Corp. (c)                                                      315,800          9,445,578
ESCO Technologies, Inc. (b)                                         25,400          2,560,320
Freightcar America, Inc. (b)                                       204,300          4,051,269
Herley Industries, Inc. (b)                                        144,500          2,635,680
Lindsay Manufacturing Co. (c)                                       31,800            749,844
LSI Industries, Inc.                                               704,337          9,818,457
Modtech Holdings, Inc. (b) (c)                                     525,863          3,418,110
Old Dominion Freight Line, Inc. (b)                                105,000          2,817,150
Quixote Corp. (c)                                                  204,117          4,002,734
SCS Transportation, Inc. (b)                                       381,400          6,788,920
Tag-It Pacific, Inc. (b)                                           370,900            867,906
Terex Corp. (b)                                                    100,800          3,971,520
                                                                                  -----------
                                                                                   60,341,058
                                                                                  -----------
INFORMATION TECHNOLOGY  (13.28%)
Comtech Telecommunications Corp. (b)                                83,000          2,708,290
Covansys Corp. (b)                                                 306,600          3,939,810
EMS Technologies, Inc. (b)                                         357,900          5,350,605
Fargo Electronics, Inc. (b)                                        427,400          8,543,726
HMS Holdings Corp. (b)                                             930,132          6,194,679
Hypercom Corp. (b)                                                 438,600          2,837,742
PAR Technology Corp. (b)                                            43,500          1,392,000
Printronix, Inc.                                                     5,300             88,616
Spectrum Control, Inc. (b)                                         273,300          1,842,042
Stellent, Inc. (b)                                                 903,500          6,776,250
Tyler Technologies, Inc. (b) (c)                                   827,100          6,252,876
Zygo Corp. (b)                                                     143,900          1,410,220
                                                                                  -----------
                                                                                   47,336,856
                                                                                  -----------
MATERIALS  (9.92%)
Ennis Business Forms, Inc.                                         236,200          4,279,944
Intertape Polymer Group, Inc. (b)                                  719,000          7,326,610
NN, Inc.                                                           479,300          6,077,524
Penford Corp.                                                      412,250          6,596,000
U.S. Concrete, Inc. (b)                                            867,000          5,609,490
Universal Stainless & Alloy Products, Inc. (b)                     451,604          5,487,440
                                                                                  -----------
                                                                                   35,377,008
                                                                                  -----------
OTHER  (6.29%)
ABM Industries, Inc.                                               437,100          8,523,450
Keith Cos., Inc. (The) (b)                                         254,036          5,507,500
Libbey, Inc.                                                       227,100          3,590,451
Remedytemp, Inc. (b)                                               543,400          4,809,090
                                                                                  -----------
                                                                                   22,430,491
                                                                                  -----------
UTILITIES  (1.86%)
Central Vermont Public Service Corp. (c)                           205,100          3,794,350
Unitil Corp.                                                       104,800          2,829,600
                                                                                  -----------
                                                                                    6,623,950
                                                                                  -----------
TOTAL COMMON STOCKS (COST $257,516,874)                                           338,086,854
                                                                                  -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------


U.S. GOVERNMENT AGENCY OBLIGATIONS  (1.37%)
FEDERAL HOME LOAN BANK  (1.37%)
2.39%, 07/01/05                                                  4,900,000          4,899,675
                                                                                    ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $4,900,000)                          4,899,675
                                                                                    ---------

INVESTMENT COMPANIES  (4.02%)
Wells Fargo Prime Investment Money                              14,324,224         14,324,224
Market Fund, Investor Class                                                        ----------

TOTAL INVESTMENT COMPANIES (COST $14,324,224)                                      14,324,224
                                                                                   ----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (9.90%)
Various Securities (see Notes to                               $35,275,214         35,275,214
Schedule of Investments for collateral information)                                ----------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $35,275,214)      35,275,214
                                                                                   ----------


TOTAL INVESTMENTS (COST $312,016,312) (a)   -   110.13%                           392,585,967
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (10.13)%                              (36,113,586)
                                                                                  -----------

NET ASSETS   -   100.00%                                                        $ 356,472,381
                                                                                  ===========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2005.


See notes to schedule of investments.

TAMARACK ENTERPRISE SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
COMMON STOCKS  (97.81%)
CONSUMER DISCRETIONARY  (26.68%)
ADVO, Inc. (c)                                                      54,450      $  1,734,233
Alberto-Culver Co., Class B                                         24,400         1,057,252
Big 5 Sporting Goods Corp.                                          14,000           397,320
BJ's Wholesale Club, Inc. (b)                                       44,200         1,436,058
Casual Male Retail Group, Inc. (b) (c)                             139,700         1,021,207
CDI Corp. (c)                                                       30,000           657,600
Enesco Group, Inc. (b)                                             130,200           389,298
Hancock Fabrics, Inc. (c)                                           80,000           531,200
Men's Wearhouse, Inc. (b)                                           27,750           955,433
Movado Group, Inc. (c)                                             133,200         2,514,815
Princeton Review, Inc. (b)                                          65,439           381,509
Red Robin Gourmet Burgers, Inc. (b) (c)                             15,300           948,294
Salem Communications Corp. (b)                                      49,100           974,144
SCP Pool Corp.                                                      26,525           930,762
Sports Authority, Inc. (The) (b)                                    11,300           359,340
Stein Mart, Inc.                                                    52,500         1,155,000
Steinway Musical Instruments, Inc. (b)                              58,500         1,717,560
Stride Rite Corp.                                                   52,300           721,217
TBC Corp. (b)                                                       51,100         1,386,343
                                                                                  ----------
                                                                                  19,268,585
                                                                                  ----------
CONSUMER STAPLES  (1.61%)
Smart & Final, Inc. (b)                                             94,700         1,160,075
                                                                                  ----------

ENERGY  (3.07%)
Energy Partners Ltd (b)                                             40,800         1,069,368
Spinnaker Exploration Co. (b)                                       32,300         1,146,327
                                                                                  ----------
                                                                                   2,215,695
                                                                                  ----------
FINANCIALS  (15.55%)
Ashford Hospitality Trust                                           98,800         1,067,040
Cash America International, Inc.                                    60,008         1,207,361
Commerce Bancorp, Inc. (c)                                          42,768         1,296,298
Commercial Capital Bancorp, Inc.                                    22,000           367,620
Delphi Financial Group, Inc., Class A                               25,950         1,145,693
East West Bancorp, Inc.                                             10,300           345,977
GB&T Bancshares, Inc. (c)                                           15,100           358,776
Platinum Underwriters Holdings Ltd.                                  5,700           181,374
Pro-Assurance Corp. (b) (c)                                         17,900           747,504
Scottish Annuity & Life Holdings Ltd. (c)                           32,900           797,496
SL Green Realty Corp. (c)                                           15,700         1,012,650
Sun Bancorp, Inc. (b)                                               21,861           451,867
TriCo Bancshares                                                    19,700           440,098
UCBH Holdings, Inc.                                                 29,000           470,960
Union Bankshares Corp.                                               5,500           212,410
W Holding Co., Inc.                                                 53,659           548,395
Western Sierra Bancorp (b)                                          17,059           577,447
                                                                                  ----------
                                                                                  11,228,966
                                                                                  ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

HEALTHCARE  (8.65%)
Inverness Medical Innovations, Inc. (b)                             36,100           985,530
Par Pharmaceutical Cos., Inc. (b) (c)                               13,600           432,616
Polymedica Corp.                                                    52,700         1,879,282
PSS World Medical, Inc. (b)                                        163,575         2,036,509
Respironics, Inc. (b)                                               25,300           913,583
                                                                                  ----------
                                                                                   6,247,520
                                                                                  ----------
INDUSTRIALS  (16.73%)
Applied Films Corp. (b)                                             24,200           619,520
Arkansas Best Corp. (c)                                             28,200           897,042
Carlisle Co.                                                        39,100         2,683,432
Comstock Homebuilding Companies,                                    39,700           961,534
Inc., Class A (b)

Gardner Denver, Inc. (b)                                            60,000         2,104,800
Manitowoc Company, Inc. (The)                                       20,600           845,012
Paxar Corp. (b)                                                     65,200         1,157,300
Roper Industries, Inc.                                               6,100           435,357
Wabtec Corp.                                                        67,900         1,458,492
Watts Water Technologies, Inc., Class A                             27,400           917,626
                                                                                  ----------
                                                                                  12,080,115
                                                                                  ----------
INFORMATION TECHNOLOGY  (7.47%)
Aeroflex, Inc. (b)                                                  85,600           719,040
Benchmark Electronics, Inc. (b)                                     28,100           854,802
C&D Technologies, Inc.                                              36,200           332,678
Cubic Corp. (c)                                                     31,900           565,906
JDA Software Group, Inc. (b)                                        39,500           449,510
Mercury Computer Systems, Inc. (b)                                  36,700         1,004,479
Skyworks Solutions, Inc. (b)                                       117,700           867,449
Technitrol, Inc.                                                    21,700           306,621
ViaSat, Inc. (b)                                                    14,441           293,586
                                                                                  ----------
                                                                                   5,394,071
                                                                                  ----------
MATERIALS  (15.07%)
ElkCorp                                                             67,800         1,935,690
Hughes Supply, Inc.                                                 60,400         1,697,240
Interface, Inc. (b)                                                217,500         1,750,875
Intertape Polymer Group, Inc. (b)                                  164,100         1,672,179
Mohawk Industries Co. (b) (c)                                       20,687         1,706,678
PolyOne Corp. (b)                                                  104,400           691,128
Spartech Corp.                                                      80,300         1,429,340
                                                                                  ----------
                                                                                  10,883,130
                                                                                  ----------
UTILITIES  (2.98%)
Energen Corp.                                                       61,400         2,152,070
                                                                                  ----------
TOTAL COMMON STOCKS (COST $50,961,224)                                            70,630,227
                                                                                  ----------

INVESTMENT COMPANIES  (2.22%)
Wells Fargo Prime Investment Money                               1,604,581         1,604,581
Market Fund, Investor Class                                                       ----------

TOTAL INVESTMENT COMPANIES (COST $1,604,581)                                       1,604,581
                                                                                  ----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.10%)
Various Securities (see Notes to                                $9,457,469         9,457,469
Schedule of Investments for collateral information)                               ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $9,457,469)       9,457,469
                                                                                  ----------


TOTAL INVESTMENTS (COST $62,023,274) (a)   -   113.13%                            81,692,277
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (13.13)%                              (9,478,932)
                                                                                  ----------

NET ASSETS   -   100.00%                                                        $ 72,213,345
                                                                                  ==========

------------
(a) See Notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2005.

See notes to schedule of investments.

TAMARACK VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
COMMON STOCKS  (99.53%)
CONSUMER DISCRETIONARY  (15.76%)
Altria Group, Inc. (c)                                             124,100      $   8,024,306
Eastman Kodak Co. (c)                                              380,900         10,227,165
Gannett Co., Inc. (c)                                              131,870          9,379,913
Limited Brands, Inc. (c)                                           455,300          9,752,526
McDonald's Corp.                                                   309,700          8,594,175
Viacom, Inc., Class B                                              249,940          8,003,079
Walt Disney Co. (The)                                              207,100          5,214,778
                                                                                  -----------
                                                                                   59,195,942
                                                                                  -----------
CONSUMER STAPLES  (7.82%)
Colgate-Palmolive Co.                                               73,000          3,643,430
Diageo PLC ADR (c)                                                 190,100         11,272,930
Kellogg Co.                                                        163,900          7,283,716
Kimberly-Clark Corp.                                               114,900          7,191,591
                                                                                  -----------
                                                                                   29,391,667
                                                                                  -----------
ENERGY  (10.12%)
BP PLC ADR                                                         152,932          9,539,898
ConocoPhillips                                                     111,000          6,381,390
Exxon Mobil Corp.                                                  243,800         14,011,186
Occidental Petroleum Corp.                                         105,000          8,077,650
                                                                                  -----------
                                                                                   38,010,124
                                                                                  -----------
FINANCIALS  (27.31%)
AFLAC Inc.                                                         242,600         10,499,728
Allstate Corp.                                                     109,750          6,557,563
American Express Co. (c)                                           169,300          9,011,839
American International Group, Inc.                                 200,100         11,625,810
Bank of America Corp.                                              191,500          8,734,315
Citigroup, Inc.                                                    308,366         14,255,760
Freddie Mac                                                        159,000         10,371,570
Morgan Stanley                                                     195,110         10,237,422
SLM Corp. (c)                                                      136,900          6,954,520
Wachovia Corp. (c)                                                 114,352          5,671,859
Wells Fargo & Co.                                                  140,280          8,638,442
                                                                                  -----------
                                                                                  102,558,828
                                                                                  -----------
HEALTHCARE  (6.52%)
Merck & Co., Inc.                                                  211,300          6,508,040
Pfizer, Inc.                                                       397,780         10,970,772
Teva Pharmaceutical Industries Ltd.                                225,500          7,022,070
ADR (c)                                                                           -----------

                                                                                   24,500,882
                                                                                  -----------
INDUSTRIALS  (11.70%)
Lockheed Martin Corp. (c)                                           94,472          6,128,399
R.R. Donnelley & Sons Co.                                           57,000          1,967,070
Rockwell Collins, Inc.                                             185,100          8,825,568
Tyco International Ltd. (c)                                        397,200         11,598,239
United Parcel Service, Inc., Class B                               117,000          8,091,720
Waste Management, Inc.                                             258,640          7,329,858
                                                                                  -----------
                                                                                   43,940,854
                                                                                  -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

INFORMATION TECHNOLOGY  (6.80%)
Apple Computer, Inc. (b)                                            92,000          3,386,520
International Business Machines Corp.                              124,920          9,269,064
Microsoft Corp.                                                    177,500          4,409,100
Molex, Inc., Class A                                               174,900          4,106,652
Symantec Corp. (b)                                                 202,000          4,391,480
                                                                                  -----------
                                                                                   25,562,816
                                                                                  -----------
MATERIALS  (4.92%)
Dow Chemical Co.                                                    99,700          4,439,641
PPG Industries, Inc.                                                69,560          4,365,586
Weyerhaeuser Co. (c)                                               152,020          9,676,073
                                                                                  -----------
                                                                                   18,481,300
                                                                                  -----------
TELECOMMUNICATION SERVICES  (4.23%)
BCE Inc. (c)                                                       284,600          6,739,328
Verizon Communications, Inc.                                       265,400          9,169,570
                                                                                  -----------
                                                                                   15,908,898
                                                                                  -----------
UTILITIES  (4.35%)
Entergy Corp.                                                      113,100          8,544,705
Exelon Corp. (c)                                                   152,100          7,807,293
                                                                                  -----------
                                                                                   16,351,998
                                                                                  -----------
TOTAL COMMON STOCKS (COST $262,428,674)                                           373,903,309
                                                                                  -----------

INVESTMENT COMPANIES  (0.40%)
Wells Fargo Prime Investment Money                               1,501,805          1,501,805
Market Fund, Investor Class                                                       -----------

TOTAL INVESTMENT COMPANIES (COST $1,501,805)                                        1,501,805
                                                                                  -----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.96%)
Various Securities (see Notes to                                52,458,479         52,458,479
Schedule of Investments for collateral                                            -----------
information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $52,458,479)      52,458,479
                                                                                  -----------


TOTAL INVESTMENTS (COST $316,388,958) (a)   -   113.89%                           427,863,593
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (13.89)%                              (52,194,203)
                                                                                  -----------
NET ASSETS   -   100.00%                                                        $ 375,669,390
                                                                                  ===========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of June 30, 2005.

See notes to schedule of investments.

TAMARACK MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
COMMON STOCKS  (99.21%)
CONSUMER DISCRETIONARY  (28.08%)
Action Performance Cos., Inc.                                       52,000      $    458,640
Aftermarket Technology Corp. (b)                                    87,000         1,516,410
Allen Organ Co., Class B                                             2,800           162,400
Alliance One International, Inc.                                   249,000         1,496,490
Ambassadors International, Inc.                                     29,800           406,770
AMERCO                                                              56,000         2,998,799
America's Car Mart, Inc. (b)                                        34,500           776,595
Andersons, Inc. (The)                                               21,400           766,334
Applica, Inc. (b)                                                   60,000           193,800
Asbury Automotive Group, Inc. (b)                                   50,000           770,500
Ashworth, Inc. (b)                                                  40,000           360,400
Benihana Inc., Class A (b)                                          25,000           357,500
Bluegreen Corp. (b)                                                 69,000         1,201,290
Bon-Ton Stores, Inc. (The)                                          45,000           870,750
Books-A-Million, Inc.                                               46,000           462,300
Bowl America Inc., Class A                                          15,127           211,324
Brookstone, Inc. (b)                                                56,250         1,062,000
BUCA, Inc. (b)                                                      48,000           250,560
Carlisle Holdings Ltd.                                             169,000         1,056,250
Charlotte Russe Holding, Inc. (b)                                   61,000           760,060
Consolidated Graphics, Inc. (b)                                     39,000         1,590,030
Cornell Cos., Inc. (b)                                              37,000           498,020
CSK Auto Corp. (b)                                                  95,000         1,584,600
CSS Industries, Inc.                                                35,000         1,184,400
Cutter & Buck, Inc.                                                 32,000           412,800
Dave & Buster's, Inc. (b)                                           39,400           726,536
Deb Shops, Inc.                                                     40,000         1,158,800
Department 56, Inc. (b)                                             39,000           399,750
Dominion Homes, Inc. (b)                                            22,000           355,080
Duckwall-ALCO Stores, Inc. (b)                                      13,500           289,980
Elizabeth Arden, Inc. (b)                                           73,000         1,707,470
Emak Worldwide, Inc. (b)                                            16,500           178,035
Exponent, Inc. (b)                                                  20,800           594,464
Federal Screw Works                                                  3,656            78,604
Finish Line, Inc. (The), Class A                                   132,000         2,497,440
Finlay Enterprises, Inc. (b)                                        26,000           324,740
First Cash Financial Services, Inc. (b)                             47,500         1,015,075
Fox & Hound Restaurant (b)                                          25,000           298,750
Friedman's, Inc., Class A (b)                                       48,000            48,480
FRMO Corp. (b)                                                       2,250             4,275
Gaiam, Inc. (b)                                                     36,000           250,560
Goody's Family Clothing, Inc.                                       95,000           700,625
Hampshire Group Ltd. (b)                                            26,000           509,860
Hartmarx Corp. (b)                                                  40,000           402,800
Hastings Entertainment, Inc. (b)                                    21,000           124,530
Isle of Capri Casinos, Inc. (b)                                     86,000         2,253,200
JAKKS Pacific, Inc. (b)                                             73,000         1,402,330

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
K2, Inc. (b)                                                        83,657         1,060,771
Knape & Vogt Manufacturing Co.                                      12,807           153,044
Lakeland Industries, Inc. (b)                                       12,100           165,649
Liberty Homes, Inc., Class A                                         7,600            35,340
Lifetime Hoan Corp.                                                 31,000           605,430
Lightbridge, Inc. (b)                                               76,000           475,000
M/I Homes, Inc.                                                     37,800         2,044,980
Mac-Gray Corp. (b)                                                  36,000           330,120
MarineMax, Inc. (b)                                                 43,000         1,343,750
McRae Industries, Inc., Class A                                      7,500            92,175
Medical Staffing Network Holdings, Inc. (b)                         84,000           415,800
Monro Muffler Brake, Inc. (b)                                       37,500         1,106,625
Movado Group, Inc.                                                  69,400         1,310,272
National R.V. Holdings, Inc. (b)                                    22,000           175,780
New Horizons Worldwide, Inc. (b)                                    30,000           104,997
Nobel Learning Communities, Inc. (b)                                18,300           158,661
Nobility Homes, Inc.                                                10,300           280,675
P & F Industries, Inc., Class A (b)                                 10,000           166,800
Palm Harbor Homes, Inc. (b)                                         60,000         1,129,800
PC Connection, Inc. (b)                                             73,000           454,060
PDI, Inc. (b)                                                       42,000           517,860
Perry Ellis International, Inc. (b)                                 24,500           573,055
Pinnacle Entertainment, Inc. (b)                                    69,000         1,349,640
Rex Stores Corp. (b)                                                37,550           542,598
S&K Famous Brands, Inc. (b)                                         11,300           192,665
Shoe Carnival, Inc. (b)                                             36,000           783,360
Source Interlink Cos., Inc. (b)                                     55,000           680,350
Sport Chalet, Inc. (b)                                              18,000           321,156
Sports Authority, Inc. (The) (b)                                    74,000         2,353,200
Stein Mart, Inc.                                                   121,000         2,661,999
Steinway Musical Instruments, Inc. (b)                              26,000           763,360
Stoneridge, Inc. (b)                                                66,000           435,600
Superior Uniform Group, Inc.                                        21,000           289,800
Syms Corp.                                                          43,000           631,670
Velcro Industries NV                                                78,000         1,049,100
WestCoast Hospitality Corp. (b)                                     37,000           254,190
Weyco Group, Inc.                                                   33,400           658,147
Whitehall Jewellers, Inc. (b)                                       35,000           239,750
William Lyon Homes (b)                                              27,000         2,619,270
                                                                                  ----------
                                                                                  65,256,905
                                                                                  ----------
CONSUMER STAPLES  (4.31%)
American Italian Pasta Co.                                          30,000           630,600
Cagle's, Inc., Class A (b)                                           9,300            97,650
CPAC, Inc.                                                          13,700            67,130
Farmer Brothers Co.                                                 30,000           667,800
Foodarama Supermarkets, Inc. (b)                                     2,700            96,525
Fresh Brands, Inc. (b)                                              12,000            81,000
Genesee Corp., Class B (b)                                           3,200             6,400
Ingles Markets, Inc., Class A                                       67,000           922,590
M & F Worldwide Corp. (b)                                           53,000           708,080
Marsh Supermarkets, Inc., Class A                                   20,425           268,589
Marsh Supermarkets, Inc., Class B                                   28,125           399,094
MGP Ingredients, Inc.                                               44,000           365,200
Nash-Finch Co.                                                      35,000         1,285,900
Natures Sunshine Products, Inc.                                     37,000           645,280
Omega Protein Corp. (b)                                             69,000           436,080
Sanderson Farms, Inc.                                               52,575         2,389,008
Scope Industries                                                     2,700           189,000
Spartan Stores, Inc. (b)                                            52,000           762,840
                                                                                  ----------
                                                                                  10,018,766
                                                                                  ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
ENERGY  (6.25%)
Blue Earth Refineries (b)                                           37,000            68,450
Callon Petroleum Co. (b)                                            40,000           591,200
Carrizo Oil & Gas, Inc. (b)                                         43,000           733,580
Dril-Quip, Inc. (b)                                                 50,000         1,450,500
Enbridge Energy Management, LLC (b)                                 31,984         1,615,832
Giant Industries, Inc. (b)                                          21,000           756,000
Gulf Island Fabrication, Inc.                                       34,000           675,920
Harvest Natural Resources, Inc. (b)                                 98,000         1,071,140
Lufkin Industries, Inc.                                             40,000         1,439,200
NATCO Group, Inc., Class A (b)                                      43,000           572,330
Petroleum Helicopters, Inc. (b)                                     14,600           354,342
Resource America, Inc., Class A                                     49,000         1,887,970
RPC, Inc.                                                          121,800         2,060,856
TransMontaigne, Inc. (b)                                           118,000         1,239,000
                                                                                  ----------
                                                                                  14,516,320
                                                                                  ----------
FINANCIALS  (18.91%)
ABC Bancorp                                                         30,000           542,400
American Equity Investment Life Holding Co.                        105,000         1,247,400
American Safety Insurance Holdings, Ltd. (b)                        19,000           289,180
Baldwin & Lyons, Inc., Class B                                      17,000           409,700
Bancinsurance Corp. (b)                                             14,500            63,075
Banner Corp.                                                        19,000           532,190
Brantley Capital Corp.                                              11,300            70,625
California First National Bancorp                                   31,000           347,510
Camco Financial Corp.                                               21,000           285,600
Capital Crossing Bank (b)                                           17,000           579,700
Capitol Bancorp Ltd.                                                28,000           941,080
Ceres Group, Inc. (b)                                               99,000           601,920
Citizens South Banking Corp.                                        25,000           317,250
Citizens, Inc. (b)                                                  25,000           152,500
Credit Acceptance Corp. (b)                                        123,000         1,831,470
Donegal Group, Inc.                                                  9,333           162,861
Donegal Group, Inc., Class A                                        49,333           984,687
DVI, Inc. (b)                                                       33,000               112
Electro Rent Corp. (b)                                              70,000         1,017,800
EMC Insurance Group, Inc.                                           20,000           361,600
First Albany Cos., Inc.                                             32,725           195,041
First Financial Corp.                                               40,000         1,149,200
First Indiana Corp.                                                 31,345           930,006
First Merchants Corp.                                               54,000         1,341,900
First PacTrust Bancorp, Inc.                                        14,000           353,640
First Place Financial Corp.                                         38,000           763,420
First State Bancorp                                                 42,000           810,180
FPIC Insurance Group, Inc. (b)                                      27,000           791,910
Home Federal Bancorp                                                13,000           316,550
Hub International Ltd.                                              86,000         1,676,140
Investors Title Co.                                                  8,300           298,800
Jefferson Bancshares, Inc.                                          24,000           307,200
LSB Corp.                                                           11,000           178,200
Matrix Bancorp, Inc. (b)                                            19,000           237,500
Mego Financial Corp. (b)                                             9,000                 1
Merchants Group, Inc.                                                5,000           121,350
MFA Mortgage Investments, Inc.                                     174,000         1,296,300
MFC Bancorp Ltd. (b)                                                37,000           689,310

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
Midland Co.                                                         51,800         1,822,842
MutualFirst Financial, Inc.                                         12,000           267,000
National Security Group, Inc. (The)                                  5,300           116,653
National Western Life Insurance Co.,                                 6,000         1,163,340
Class A (b)

Navigators Group, Inc. (The) (b)                                    36,400         1,258,348
Pacific Mercantile Bancorp (b)                                      18,000           253,800
Partners Trust Financial Group, Inc.                                35,000           373,800
PennFed Financial Services, Inc.                                    38,000           641,440
Peoples Bancorp, Inc.                                               29,000           775,750
PMA Capital Corp., Class A (b)                                      65,000           573,950
Provident Financial Holdings, Inc.                                  19,000           534,090
PXRE Group Ltd.                                                     38,500           970,970
Sanders Morris Harris Group, Inc.                                   50,000           860,000
Simmons First National Corp., Class A                               23,000           623,530
Sizeler Property Investors, Inc.                                    36,100           476,520
Sound Federal Bancorp, Inc.                                         36,000           581,760
Southern Community Financial Corp.                                  32,000           306,240
Stewart Information Services Corp.                                  52,000         2,184,000
Stifel Financial Corp. (b)                                          30,666           740,891
SWS Group, Inc.                                                     49,000           841,820
TierOne Corp.                                                       54,000         1,465,020
United America Indemnity Ltd. (b)                                   32,381           556,629
United Capital Corp. (b)                                            21,000           544,950
United Community Financial Corp.                                    97,000         1,061,180
United Fire & Casualty Co.                                          60,000         2,665,200
Ziegler Cos., Inc.                                                   4,600            92,000
                                                                                  ----------
                                                                                  43,947,031
                                                                                  ----------
HEALTHCARE  (4.50%)
Air Methods Corp. (b)                                               31,000           247,380
Allied Healthcare International, Inc. (b)                           60,000           424,800
Allou Health Care, Inc., Class A (b)                                17,000                 2
American Shared Hospital Services                                   11,000            67,320
BioScrip, Inc. (b)                                                  37,000           222,000
Capital Senior Living Corp. (b)                                     57,000           404,130
Carriage Services, Inc. (b)                                         44,000           266,200
Cholestech Corp. (b)                                                39,000           439,530
Compex Technologies, Inc. (b)                                       41,000           168,920
D & K Healthcare Resources, Inc.                                    40,000           338,000
DJ Orthopedics, Inc. (b)                                            42,000         1,152,060
Healthcare Services Group, Inc.                                     74,250         1,490,939
HealthTronics Surgical Services, Inc. (b)                           82,000         1,065,180
IntegraMed America, Inc. (b)                                        13,000            99,060
Kewaunee Scientific Corp.                                            7,100            55,025
Lannett Co., Inc. (b)                                               30,000           156,600
Matria Healthcare, Inc. (b)                                         43,500         1,402,005
MFC Development Corp. (b)                                            2,250             2,273
Option Care, Inc.                                                   90,000         1,269,000
Pediatric Services of America, Inc. (b)                             20,000           241,800
Res-Care, Inc. (b)                                                  52,000           705,120
Synovis Life Technologies, Inc. (b)                                 29,000           231,420
                                                                                  ----------
                                                                                  10,448,764
                                                                                  ----------
INDUSTRIALS  (13.58%)
Alamo Group, Inc.                                                   24,000           448,080
Allied Defense Group, Inc. (b)                                      17,000           391,340
Astronics, Corp. (b)                                                21,125           191,181
Aviall, Inc. (b)                                                    88,000         2,779,919

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
Badger Meter, Inc.                                                  21,000           867,300
Cascade Corp.                                                       34,800         1,505,100
Chicago Rivet & Machine Co.                                          2,800            80,500
CompuDyne Corp. (b)                                                 24,000           168,000
CompX International, Inc.                                           40,000           670,000
Covenant Transport, Inc., Class A (b)                               42,000           554,400
Cronos Group (The)                                                  18,000           206,820
Ducommun, Inc. (b)                                                  29,000           490,390
EDO Corp.                                                           50,400         1,507,464
Gehl Co. (b)                                                        16,600           646,404
Hardinge, Inc.                                                      25,750           361,788
HEICO Corp.                                                         70,000         1,638,700
HEICO Corp., Class A                                                80,900         1,457,818
Imagistics International, Inc. (b)                                  45,000         1,260,000
International Shipholding Corp. (b)                                 17,000           249,050
Interpool, Inc.                                                     31,900           684,255
Jinpan International Ltd.                                           19,000           114,950
Key Technology, Inc. (b)                                            12,000           128,400
Knightsbridge Tankers Ltd.                                          55,000         2,087,800
Ladish Co., Inc. (b)                                                37,000           369,630
LSI Industries, Inc.                                                51,750           721,395
MAIR Holdings, Inc. (b)                                             58,000           512,720
Maritrans, Inc.                                                     23,000           622,150
Marten Transport Ltd. (b)                                           39,250           823,858
Met-Pro Corp.                                                       24,816           376,459
Modtech Holdings, Inc. (b)                                          41,000           266,500
Old Dominion Freight Line, Inc. (b)                                 67,875         1,821,086
P.A.M. Transportation Services, Inc. (b)                            33,100           556,411
Powell Industries, Inc. (b)                                         30,000           566,100
Quipp, Inc. (b)                                                      4,600            54,280
RailAmerica, Inc. (b)                                               96,000         1,142,400
Robbins & Myers, Inc.                                               42,000           903,420
Supreme Industries, Inc., Class A                                   34,000           248,880
Transport Corporation of America, Inc. (b)                          20,200           137,360
TRC Cos., Inc. (b)                                                  47,000           551,780
Tsakos Energy Navigation Ltd.                                       48,000         1,860,960
U.S. Xpress Enterprises, Inc., Class A (b)                          30,000           357,300
USA Truck, Inc. (b)                                                 28,000           693,000
Waste Industries USA, Inc.                                          34,000           480,760
                                                                                  ----------
                                                                                  31,556,108
                                                                                  ----------
INFORMATION TECHNOLOGY  (7.64%)
Anaren, Inc. (b)                                                    59,000           775,850
Audiovox Corp., Class A (b)                                         65,000         1,007,500
Bell Microproducts, Inc. (b)                                        76,300           717,220
CalAmp Corp. (b)                                                    49,200           351,288
Cobra Electronics Corp. (b)                                         19,000           136,040
Communications Systems, Inc.                                        23,000           236,210
ePlus inc. (b)                                                      27,000           310,500
ESS Technology, Inc. (b)                                           112,000           471,520
GTSI Corp. (b)                                                      24,000           198,000
Inforte Corp.                                                       32,000           106,240
Integral Systems, Inc.                                              35,000           792,050
Magal Security Systems Ltd. (b)                                     21,000           165,690
McData Corp. (b)                                                   102,700           410,800
MCSI, Inc. (b)                                                      65,000                 7
Methode Electronics, Inc.                                          104,000         1,234,480
NU Horizons Electronics Corp. (b)                                   48,000           307,200
NYFIX, Inc. (b)                                                     67,000           395,970

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
OPNET Technologies, Inc. (b)                                        30,000           243,000
Pegasystems, Inc. (b)                                               56,000           330,400
Pericom Semiconductor Corp. (b)                                     75,000           610,500
PLATO Learning, Inc. (b)                                            62,000           457,560
Pomeroy IT Solutions, Inc. (b)                                      37,000           374,810
Retalix Ltd. (b)                                                    21,000           451,500
Richardson Electronics Ltd.                                         47,000           343,100
Rofin-Sinar Technologies, Inc. (b)                                  35,000         1,148,000
SBS Technologies, Inc. (b)                                          43,000           399,040
Semitool, Inc. (b)                                                  76,000           725,040
SL Industries, Inc. (b)                                             13,800           249,918
Sypris Solutions, Inc.                                              49,000           606,130
TALX Corp.                                                          60,000         1,734,600
TESSCO Technologies, Inc. (b)                                       14,000           186,620
Tier Technologies, Inc., Class B (b)                                54,000           455,220
Ulticom, Inc. (b)                                                  120,000         1,273,200
White Electronic Designs Corp. (b)                                  97,000           538,350
                                                                                  ----------
                                                                                  17,743,553
                                                                                  ----------
MATERIALS  (9.03%)
Aceto Corp.                                                         67,839           507,436
AMCOL International Corp.                                           85,000         1,597,150
American Biltrite, Inc. (b)                                          7,300            67,160
American Pacific Corp. (b)                                          21,200           169,600
AZZ, Inc. (b)                                                       14,000           242,200
Buckeye Technologies, Inc. (b)                                     107,000           852,790
Building Materials Holding Corp.                                    39,000         2,702,309
CIRCOR International, Inc.                                          45,000         1,110,150
Eastern Co. (The)                                                    9,800           230,790
Ecology and Environment, Inc., Class A                              11,315            75,811
Encore Wire Corp. (b)                                               40,000           463,600
Ennis Business Forms, Inc.                                          47,000           851,640
Gibraltar Industries, Inc.                                          84,000         1,557,360
Graham Corp.                                                         5,150           138,278
Hawkins, Inc.                                                       29,000           352,350
Mestek, Inc (b)                                                     21,300           542,937
Michael Baker Corp. (b)                                             23,800           425,068
Mobile Mini, Inc. (b)                                               42,000         1,448,160
MOD-PAC CORP. (b)                                                   10,562           173,217
North American Palladium Ltd. (b)                                  140,400           696,384
Northwest Pipe Co. (b)                                              18,800           437,100
Novamerican Steel, Inc. (b)                                         26,000           717,600
Octel Corp.                                                         35,000           630,000
Penford Corp.                                                       22,000           352,000
Roanoke Electric Steel Corp.                                        31,700           523,684
RTI International Metals, Inc. (b)                                  60,000         1,884,599
Stepan Co.                                                          26,000           574,600
Summa Industries, Inc.                                              12,300            98,277
United States Lime & Minerals, Inc. (b)                             11,700           196,560
Universal Stainless & Alloy Products, Inc. (b)                      16,000           194,416
VSE Corp.                                                            3,350           108,172
Vulcan International Corp.                                           3,200           157,760
Water Pik Technologies, Inc. (b)                                    36,000           685,800
Wolverine Tube, Inc. (b)                                            37,000           217,190
                                                                                  ----------
                                                                                  20,982,148
                                                                                  ----------
OTHER  (0.44%)
Keith Cos., Inc. (The) (b)                                          22,000           476,960
Navigant International, Inc. (b)                                    36,900           542,061
                                                                                  ----------
                                                                                   1,019,021
                                                                                  ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
UTILITIES  (6.47%)
American States Water Co.                                           44,000         1,292,280
California Water Service Group                                      49,554         1,860,257
Cascade Natural Gas Corp.                                           31,900           653,950
Chesapeake Utilities Corp.                                          15,700           479,635
Connecticut Water Service, Inc.                                     23,500           587,265
Delta Natural Gas Co., Inc.                                          9,000           232,740
Empire District Electric Co. (The)                                  71,000         1,701,160
EnergySouth, Inc.                                                   24,000           665,040
Florida Public Utilities Co.                                        12,000           228,120
Green Mountain Power Corp.                                          14,500           432,680
Maine & Maritimes Corp.                                              4,900           120,050
Middlesex Water Co.                                                 30,400           590,368
RGC Resources, Inc.                                                  6,500           170,625
SEMCO Energy, Inc. (b)                                              82,000           491,180
SJW Corp.                                                           26,400         1,241,064
South Jersey Industries, Inc.                                       37,200         2,273,664
Southwest Water Co.                                                 43,471           514,262
SureWest Communications                                             41,000         1,051,650
Unitil Corp.                                                        16,476           444,852
                                                                                 -----------
                                                                                  15,030,842
                                                                                 -----------
TOTAL COMMON STOCKS (COST $169,345,736)                                          230,451,008
                                                                                 -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (0.47%)
FEDERAL HOME LOAN BANK  (0.47%)
2.65%, 07/01/05                                                 $1,100,000         1,100,000
                                                                                 -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,100,000)                         1,100,000
                                                                                 -----------

INVESTMENT COMPANIES  (0.29%)
iShares Russell 2000 Value Index                                    10,500           673,575
                                                                                 -----------
TOTAL INVESTMENT COMPANIES (COST $662,340)                                           673,575
                                                                                 -----------

WARRANTS  (0.00%)
HEALTHCARE  (0.00%)
Del Global Technologies Corp. (b)                                    2,967             4,421
                                                                                 -----------
TOTAL WARRANTS (COST $0)                                                               4,421
                                                                                 -----------


TOTAL INVESTMENTS (COST $171,108,076) (a)   -   99.97%                           232,297,454
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.03%                                     59,502
                                                                                 -----------

NET ASSETS   -   100.00%                                                        $232,356,956
                                                                                 ===========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.


See notes to schedule of investments.

TAMARACK SMALL-CAP INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)


                                                                 SHARES             VALUE
                                                                ---------       --------------
COMMON STOCK  (97.52%)
AUSTRALIA  (5.95%)
CONSUMER DISCRETIONARY  (2.00%)
G.U.D. Holdings Ltd.                                                25,400      $   120,967
Ion Ltd. (c)                                                       129,800                0
                                                                                          -
                                                                                    120,967
                                                                                    -------
INDUSTRIALS  (3.95%)
Invocare Ltd.                                                       28,800           92,830
SAI Global Ltd.                                                     67,500          145,560
                                                                                    -------
                                                                                    238,390
                                                                                    -------
                                                                                    359,357
                                                                                    -------
BELGIUM  (1.39%)
INFORMATION TECHNOLOGY  (1.39%)
Melexis NV                                                           7,100           84,227
                                                                                    -------
CANADA  (2.36%)
INFORMATION TECHNOLOGY  (2.36%)
Zarlink Semiconductor, Inc. (b)                                    105,700          142,430
                                                                                    -------
FRANCE  (10.98%)
INDUSTRIALS  (3.47%)
Pinguely-Haulotte                                                   15,200          209,757
                                                                                    -------
INFORMATION TECHNOLOGY  (4.63%)
Lectra SA                                                           25,100          121,535
Neopost SA                                                           1,800          158,515
                                                                                    -------
                                                                                    280,050
                                                                                    -------
TELECOMMUNICATION SERVICES  (2.88%)
Genesys SA (b)                                                      50,000          173,708
                                                                                    -------
                                                                                    663,515
                                                                                    -------
GERMANY  (10.89%)
CONSUMER DISCRETIONARY  (2.02%)
Cewe Color Holding AG (b)                                            2,400          122,019
                                                                                    -------
INDUSTRIALS  (7.24%)
Pfeiffer Vacuum Technology AG                                        3,100          143,348
SGL Carbon AG (b)                                                   12,400          158,509
Techem AG (b)                                                        3,200          135,577
                                                                                    -------
                                                                                    437,434
                                                                                    -------
INFORMATION TECHNOLOGY  (1.63%)
Elmos Semiconductor AG                                               6,700           98,541
                                                                                    -------
                                                                                    657,994
                                                                                    -------
HONG KONG  (7.12%)
CONSUMER STAPLES  (2.68%)
Global Bio-chem Technology Group Co. Ltd.                          260,800          161,889
                                                                                    -------


INFORMATION TECHNOLOGY  (4.44%)
Vtech Holdings Ltd.                                                114,800          268,058
                                                                                    -------
                                                                                    429,947
                                                                                    -------
IRELAND  (2.75%)
CONSUMER DISCRETIONARY  (2.75%)
Independent News & Media PLC                                        53,800          166,069
                                                                                    -------

                                                                 SHARES             VALUE
                                                                ---------       --------------
ITALY  (3.53%)
INDUSTRIALS  (2.43%)
Interpump Group SpA                                                 22,900          147,058
                                                                                    -------
INFORMATION TECHNOLOGY  (1.10%)
Esprinet SpA                                                        10,500           66,348
                                                                                    -------
                                                                                    213,406
                                                                                    -------
JAPAN  (9.75%)
HEALTHCARE  (1.50%)
NAKANISHI, Inc.                                                        900           90,658
                                                                                    -------
INDUSTRIALS  (4.57%)
Meitec Corp.                                                         3,500          107,726
MISUMI Corp.                                                         5,300          168,869
                                                                                    -------
                                                                                    276,595
                                                                                    -------
INFORMATION TECHNOLOGY  (3.68%)
Japan Cash Machine Co. Ltd.                                          5,250          110,885
Optex Co. Ltd.                                                       4,700          111,148
                                                                                    -------
                                                                                    222,033
                                                                                    -------
                                                                                    589,286
                                                                                    -------
LUXEMBOURG  (4.06%)
CONSUMER DISCRETIONARY  (4.06%)
SBS Broadcasting SA (b)                                              5,200          245,076
                                                                                    -------
NETHERLANDS  (6.82%)
CONSUMER DISCRETIONARY  (2.75%)
Hunter Douglas NV                                                    3,320          166,100
                                                                                    -------
INDUSTRIALS  (4.07%)
Trader Classified Media NV, Class A                                 15,200          245,821
                                                                                    -------
                                                                                    411,921
                                                                                    -------
NEW ZEALAND  (2.68%)
HEALTHCARE  (2.68%)
Fisher & Paykel Healthcare Corp. Ltd.                               71,400          161,910
                                                                                    -------
NORWAY  (3.61%)
CONSUMER DISCRETIONARY  (0.87%)
Ekornes ASA                                                          2,700           52,469
                                                                                    -------
ENERGY  (2.74%)
Prosafe ASA                                                          5,500          165,371
                                                                                    -------
                                                                                    217,840
                                                                                    -------
SINGAPORE  (4.71%)
INDUSTRIALS  (2.80%)
ComfortDelgro Corp Ltd.                                            168,700          169,000
                                                                                    -------
MATERIALS  (1.91%)
Goodpack Ltd.                                                      139,400          115,685
                                                                                    -------
                                                                                    284,685
                                                                                    -------
SWEDEN  (6.91%)
CONSUMER DISCRETIONARY  (2.25%)
Eniro AB                                                            11,914          135,825
                                                                                    -------
HEALTHCARE  (2.58%)
Elekta AB, Class B (b)                                               3,765          156,258
                                                                                    -------
INDUSTRIALS  (2.08%)
Munters AB                                                           5,680          125,508
                                                                                    -------
                                                                                    417,591
                                                                                    -------

                                                                 SHARES             VALUE
                                                                ---------       --------------
SWITZERLAND  (2.02%)
INFORMATION TECHNOLOGY  (2.02%)
SEZ Holding AG (b)                                                   5,030          122,146
                                                                                    -------
UNITED KINGDOM  (11.99%)
CONSUMER DISCRETIONARY  (4.13%)
Diploma PLC                                                          6,900           88,481
T&F Informa PLC                                                     21,270          161,630
                                                                                  ---------
                                                                                    250,111
                                                                                  ---------
CONSUMER STAPLES  (2.19%)
McBride PLC                                                         49,200          132,265
                                                                                  ---------
FINANCIALS  (2.01%)
Savills PLC                                                         10,100          121,279
                                                                                  ---------
INDUSTRIALS  (1.61%)
Domino Printing Sciences PLC (b)                                    20,500           97,252
                                                                                  ---------
MATERIALS  (2.05%)
Victrex PLC                                                         14,250          123,864
                                                                                  ---------
                                                                                    724,771
                                                                                  ---------
TOTAL COMMON STOCK (COST $4,622,851)                                              5,892,171
                                                                                  ---------

INVESTMENT COMPANIES  (2.05%)
DOMESTIC  (2.05%)
Wells Fargo Prime Investment Money                                 123,579          123,579
                                                                                  ---------
Market Fund, Investor Class

TOTAL INVESTMENT COMPANIES (COST $123,579)                                          123,579
                                                                                  ---------

WARRANT  (0.03%)
HONG KONG  (0.00%)
CONSUMER STAPLES  (0.00%)
Global Bio-chem Technology Group Co. Ltd.                            5,600               94
                                                                                  ---------


SINGAPORE  (0.03%)
MATERIALS  (0.03%)
Goodpack Ltd. Warrants                                               9,012            1,950
                                                                                  ---------
TOTAL WARRANT (COST $329)                                                             2,044
                                                                                  ---------


TOTAL INVESTMENTS (COST $4,746,759) (a)   -   99.60%                              6,017,794
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.40%                                    23,978
                                                                                  ---------

NET ASSETS   -   100.00%                                                        $ 6,041,772
                                                                                  =========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.
(c) This security has been valued at its Fair Value determined in good faith by or under the direction of the Board of Directors.

See notes to schedule of investments.

TAMARACK GOVERNMENT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (58.72%)
FANNIE MAE  (35.36%)
4.41%, 3/1/11, (b)                                                 $86,677      $     87,058
4.63%, 12/1/11, (b)                                                248,795           250,418
5.76%, 12/25/11                                                    173,000           187,486
4.89%, 4/1/12                                                      119,000           121,832
4.83%, 2/1/13, (b)                                                 193,717           198,877
4.50%, 10/1/13                                                     336,580           337,808
4.75%, 3/1/15, (b)                                                 102,000           101,836
4.93%, 4/1/15, (b)                                                  98,895           102,325
4.47%, 7/5/25                                                       95,000            95,764
4.30%, 3/1/33, (b)                                                 343,505           342,849
4.63%, 7/1/33                                                      204,237           203,639
4.18%, 9/1/33, (b)                                                 154,389           155,744
4.35%, 1/1/34, (b)                                                 135,127           135,616
4.28%, 3/1/34, (b)                                                 167,681           167,551
4.02%, 6/1/34, (b)                                                 135,526           135,482
5.15%, 12/1/34, (b)                                                191,049           192,775
4.17%, 1/1/35, (b)                                                 180,859           180,094
5.41%, 5/25/35                                                      65,000            65,857
7.00%, 10/25/42                                                    151,101           160,030
                                                                                   ---------
                                                                                   3,223,041
                                                                                   ---------
FREDDIE MAC  (3.82%)
5.00%, 12/1/17                                                     343,700           347,946
                                                                                   ---------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (2.07%)
3.59%, 11/16/17                                                    192,165           189,081
                                                                                   ---------

SMALL BUSINESS ADMINISTRATION  (17.47%)
3.45%, 5/25/13, (b)                                                 71,208            70,797
4.88%, 9/10/13                                                     150,000           152,150
4.68%, 9/10/14                                                     200,000           201,508
4.64%, 2/10/15                                                     110,000           110,671
3.45%, 11/25/17, (b)                                                93,871            93,321
4.86%, 10/1/24                                                     215,989           219,653
4.86%, 1/1/25                                                       62,000            63,029
4.63%, 2/1/25                                                      120,000           120,508
4.84%, 5/1/25                                                       41,000            41,610
3.38%, 1/25/30, (b)                                                246,251           244,798
3.38%, 5/25/30, (b)                                                 50,000            50,000
3.40%, 5/25/30, (b)                                                130,000           129,300
3.36%, 7/31/30                                                      95,000            94,555
                                                                                   ---------
                                                                                   1,591,900
                                                                                   ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $5,359,329)                         5,351,968
                                                                                   ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
U.S. TREASURY NOTES  (15.91%)
3.00%, 11/15/07 (c)                                                250,000           246,367
4.75%, 5/15/14 (c)                                                 178,000           188,875
4.13%, 5/15/15 (c)                                               1,000,000         1,014,609
                                                                                   ---------
TOTAL U.S. TREASURY NOTES (COST $1,446,823)                                        1,449,851
                                                                                   ---------

ASSET BACKED SECURITIES  (8.58%)
BANKING & FINANCIAL SERVICES  (8.58%)
Chela Financial USA, Inc., 3.21%,                                  100,000           100,000
6/1/31, (b)

Countrywide Home Equity Loan Trust,                                108,349           108,661
Series 2004-G, Class 2A, 3.44%,
12/15/29, (b)

Countrywide Home Equity Loan Trust,                                175,186           175,370
Series 2005-A, Class 2A, 3.46%, 2/15/30, (b)

Nomura Asset Acceptance Corp., Series                              221,840           221,840
2005-AR1, Class 2A2, 3.57%, 2/25/35, (b)

Residential Asset Securities Corp.,                                176,350           176,377
                                                                                   ---------
Series 2004-KS11, Class AI1, 3.45%,
8/25/25, (b)

TOTAL ASSET BACKED SECURITIES (COST $781,526)                                        782,248
                                                                                   ---------

COLLATERALIZED MORTGAGE OBLIGATIONS  (5.32%)
BANKING & FINANCIAL SERVICES  (5.32%)
Bank of America Mortgage Securities,                               176,038           174,365
Series 2004-F, Class 2A7, 4.17%,
7/25/34, (b)
Countrywide Alternative Loan Trust,                                101,373           101,294
Series 2004-12CB, Class 1A1, 5.00%,
7/25/19

MLCC Mortgage Investors, Inc., Series                              132,346           132,703
2003-D, Class A, 3.62%, 8/25/28, (b)

MLCC Mortgage Securities, Series                                    76,862            76,893
                                                                                   ---------
2005-A, 3.54%, 2/25/30, (b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $487,544)                            485,255
                                                                                   ---------

U.S. TREASURY INFLATION PROTECTION BONDS  (2.75%)
2.00%, 7/15/14 (c)                                                 236,000           251,056
                                                                                   ---------
TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $252,650)                       251,056
                                                                                   ---------

MUNICIPAL BONDS  (1.10%)
KENTUCKY  (1.10%)
State Higher Education Student Loan                                100,000           100,000
Corp. Revenue, 3.17%, 5/1/28, (b)                                                  ---------

TOTAL MUNICIPAL BONDS (COST $100,000)                                                100,000
                                                                                   ---------

INVESTMENT COMPANIES  (10.34%)
Wells Fargo 100% Treasury Money                                    418,805           418,805
Market Fund

Wells Fargo Government Institutional                               523,507           523,507
Money Market Fund                                                                  ---------

TOTAL INVESTMENT COMPANIES (COST $942,312)                                           942,312
                                                                                   ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (17.07%)
Various Securities (see Notes to                                $1,555,505         1,555,505
Schedule of Investments for collateral information)                                ---------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $1,555,505)       1,555,505
                                                                                   ---------


TOTAL INVESTMENTS (COST $10,925,689) (a)   -   119.79%                            10,918,195
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (19.79)%                              (1,803,749)
                                                                                   ---------

NET ASSETS   -   100.00%                                                        $  9,114,446
                                                                                   =========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on June 30, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of June 30, 2005.

See notes to schedule of investments.

TAMARCK QUALITY FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MUNICIPAL BONDS  (6.32%)
ARIZONA  (0.43%)
State Education Loan Marketing Corp.,                             $150,000      $     150,000
3.12%, 12/1/38, (b)

Tucson Certificate of Participation,                               100,000            100,579
4.30%, 7/1/10, (MBIA Insured)

Tucson Certificate of Participation,                               105,000            106,649
4.55%, 7/1/11, (MBIA Insured)                                                       ---------
                                                                                      357,228
                                                                                    ---------
CALIFORNIA  (0.59%)
Los Angeles Community                                              355,000            355,774
Redevelopment Agency, 5.90%, 9/1/35,
(Radian Insured)

San Diego Metro Transportation                                     135,000            133,811
                                                                                    ---------
Development Board, 3.86%, 12/1/09,
(MBIA Insured)

                                                                                      489,585
                                                                                    ---------
ILLINOIS  (1.68%)
State Student Assistance Commission                                550,000            550,000
Student Loan Revenue, 3.26%, 9/1/35, (b)


State Student Assistance Commission                                850,000            849,999
Student Loan Revenue, 3.18%, 3/1/41, (b)                                            ---------

                                                                                    1,399,999
                                                                                    ---------
INDIANA  (0.26%)
State Bond Bank Revenue, 5.26%,                                    210,000            219,108
7/15/18, (FGIC Insured)                                                             ---------

KENTUCKY  (0.60%)
State Higher Education Student Loan                                500,000            500,000
Corp. Revenue, 3.17%, 5/1/28, (b)                                                   ---------

MICHIGAN  (0.38%)
Detroit Certificate of Participation,                              315,000            315,605
4.23%, 6/15/09, XLCA Insured                                                        ---------

SOUTH CAROLINA  (0.82%)
Medical University of South Carolina                               660,000            687,133
Hospital Authority Facilities Revenue,                                              ---------
5.23%, 8/15/17, MBIA Insured

TEXAS  (0.48%)
San Antonio Convention Center Hotel                                390,000            403,607
Finance Corporation Contract Revenue,                                                 -------
5.10%, 7/15/20, AMBAC Insured

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

UTAH  (1.08%)
State Board of Regents Student Loan                                900,000            899,999
Revenue, 3.13%, 5/1/41, (b)                                                         ---------

TOTAL MUNICIPAL BONDS (COST $5,220,814)                                             5,272,264
                                                                                    ---------

ASSET BACKED SECURITIES  (2.17%)
BANKING & FINANCIAL SERVICES  (2.17%)
Access Group, Inc., Student Loan Asset                             500,000            500,000
Backed Notes, Series 2002-1, Class A-3,
3.17%, 9/1/37, (b)

Chela Financial USA, Inc., 3.21%, 6/1/31, (b)                      550,000            550,000

Countrywide Home Equity Loan Trust,                                263,132            263,891
Series 2004-G, Class 2A, 3.44%,
12/15/29, (b)

New Century Home Equity Loan Trust,                                 34,271             34,171
Series 1997-NC5, Class A6, 6.70%,
10/25/28

Vanderbilt Mortgage Finance, Series                                465,690            464,219
2002-C, Class A2, 4.23%, 2/7/15                                                     ---------

TOTAL ASSET BACKED SECURITIES (COST $1,812,572)                                     1,812,281
                                                                                    ---------

COLLATERALIZED MORTGAGE OBLIGATIONS  (10.17%)
BANKING & FINANCIAL SERVICES  (10.17%)
Bank of America Mortgage Securities,                               897,796            889,263
Series 2004-F, Class 2A7, 4.17%,
7/25/34, (b)

Countrywide Alternative Loan Trust,                              2,052,797          2,051,200
Series 2004-12CB, Class 1A1, 5.00%,
7/25/19

Countrywide Alternative Loan Trust,                                884,000            890,259
Series 2005-4, Class 1A5, 4.97%,
5/25/34, (b)

Countrywide Home Equity Loan Trust,                                360,690            360,512
Series 2002-A, Class A, 3.35%, 4/15/28, (b)

First Horizon Alternative Mortgage,                                837,467            847,056
Series 2005-FA1, Class 1A6, 5.50%,
3/25/35, (b)

JP Morgan Mortgage Trust, Series                                   332,749            331,371
2004-A4, Class 2A2, 4.67%, 9/25/34, (b)

MLCC Mortgage Investors, Inc., Series                              687,552            689,408
2003-D, Class A, 3.62%, 8/25/28, (b)

MLCC Mortgage Securities, Series                                   452,127            452,310
2005-A, 3.54%, 2/25/30, (b)

Morgan Stanley Mortgage Loan Trust,                                 30,691             31,009
Series 2004-2AR, Class 1A, 5.22%,
2/25/34, (b)

Structured Asset Securities Corp., Series                          133,405            134,712
2002-11A, Class 2A1, 5.60%, 6/25/32
Structured Asset Securties Corp., Series                           603,751            604,807
2003-30, Class 1A1, 5.50%, 10/25/33

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

Vendee Mortgage Trust, Series 1992-1,                              222,765            240,226
Class 2Z, 7.75%, 5/15/22

Washington Mutual, Inc., Series                                    973,333            964,918
2003-S11, Class 1A, 5.00%, 11/25/33                                                 ---------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,496,148)                         8,487,051
                                                                                    ---------

COMMERCIAL MORTGAGE BACKED SECURITIES  (4.31%)
BANKING & FINANCIAL SERVICES  (4.31%)
ABN Amro Mortgage Corp., Series                                    501,579            495,251
2003-12, Class 1A, 5.00%, 12/25/33

Chase Commercial Mortgage Securities                                91,447             92,159
Corp., Series 1996-1, Class A2, 7.60%,
7/18/28

GE Capital Commercial Mortgage                                     544,532            549,986
Corp., Series 2002-1A, Class A1, 5.03%,
12/10/35

JP Morgan Commercial Mortgage                                    1,000,000          1,064,306
Finance Corp., Series 1999-C7, Class A2,
 6.51%, 10/15/35

LB-UBS Commercial Mortgage Trust,                                  500,000            494,460
Series 2004-C2, Class A4, 4.37%,
3/1/36

Master Asset Securitization Trust, Series                           71,565             71,338
 2002-6, Class 6A1, 6.50%, 10/25/32


Master Asset Securitization Trust, Series                          844,743            829,890
 2003-12, Class 6A1, 5.00%, 12/25/33                                                ---------


TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,544,531)                       3,597,390
                                                                                    ---------

CORPORATE BONDS  (25.28%)
AEROSPACE & DEFENSE  (0.74%)
L-3 Communications Corp., 7.63%,                                   209,000            222,585
6/15/12

McDonnell Douglas Corp., 9.75%,                                    308,000            398,787
4/1/12                                                                              ---------

                                                                                      621,372
                                                                                    ---------
AUTOMOTIVE  (0.23%)
Daimler Chrysler NA Holdings, 4.05%,                               196,000            192,998
6/4/08                                                                              ---------

BANKING & FINANCIAL SERVICES  (6.79%)
AIG SunAmerica, Inc., MTN, 5.75%,                                  500,000            524,197
2/16/09

Bank of America Corp., 7.40%, 1/15/11 (c)                          312,000            357,077

Chase Capital II, 3.71%, 2/1/27, (b)                               237,000            221,273
CIT Group, Inc., MTN, 6.88%,                                       149,000            163,101
11/1/09

Compass Bank, 8.10%, 8/15/09                                       550,000            629,879
Jefferies Group, Inc., 7.50%, 8/15/07                              300,000            319,367
John Hancock Global Funding II,                                    586,000            594,314
5.00%, 7/27/07, (d)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

JP Morgan Chase & Co., 6.63%,                                      340,000            378,509
3/15/12

Morgan Stanley, 3.42%, 1/15/10, (b)                                230,000            230,298
NB Capital Trust III, 3.69%, 1/15/27, (b)                          319,000            300,090

NLV Financial Corp., 7.50%, 8/15/33, (d)                           255,000            294,209

North Fork Bancorp., 5.00%, 8/15/12                                670,000            678,531
Rabobank Capital II, 5.26%, 12/29/49, (d)                          435,000            447,505

Unitrin, Inc., 4.88%, 11/1/10                                      160,000            159,597
Wachovia Capital Trust II, 3.64%,                                  374,000            357,757
1/15/27, (b)                                                                        ---------
                                                                                    5,655,704
                                                                                    ---------
BUILDING & CONSTRUCTION  (1.05%)
KB Home, 5.75%, 2/1/14                                             360,000            356,795
Lennar Corp., 3.80%, 3/19/09, (b)                                  260,000            260,889
Pulte Homes, Inc., 7.88%, 8/1/11                                   225,000            261,052
                                                                                    ---------
                                                                                      878,736
                                                                                    ---------
CABLE  (1.33%)
Echostar DBS Corp., 5.75%, 10/1/08                                 300,000            298,125
Shaw Communications, Inc., 7.25%,                                  250,000            271,875
4/6/11

TCI Communications, Inc., 9.80%,                                   242,000            308,235
2/1/12

Time Warner Entertainment, 8.38%,                                  180,000            230,146
3/15/23                                                                             ---------
                                                                                    1,108,381
                                                                                    ---------
CHEMICAL  (1.25%)
Ecolab, Inc., 6.88%, 2/1/11                                        140,000            156,992
International Flavors & Fragrance,                                 290,000            295,242
6.45%, 5/15/06

Macdermid, Inc., 9.13%, 7/15/11                                    300,000            323,250
PPG Industries, Inc., 6.50%, 11/1/07                                 3,000              3,151
Valspar Corp., 6.00%, 5/1/07                                       256,000            263,218
                                                                                    ---------
                                                                                    1,041,853
                                                                                    ---------
COMMERCIAL SERVICES  (0.31%)
Cendant Corp., 6.25%, 3/15/10                                      243,000            258,779
                                                                                    ---------

COMPUTER INDUSTRY  (0.85%)
Fiserv, Inc., 4.00%, 4/15/08                                       402,000            396,369
Jabil Circuit, Inc., 5.88%, 7/15/10                                300,000            310,703
                                                                                    ---------
                                                                                      707,072
                                                                                    ---------
CONSUMER GOODS & SERVICES  (0.75%)
Church & Dwight Co., Inc., 6.00%,                                  200,000            202,000
12/15/12, (d)

Russell Corp., 9.25%, 5/1/10                                       400,000            422,000
                                                                                    ---------
                                                                                      624,000
                                                                                    ---------
ELECTRONICS  (0.35%)
Thermo Electron Corp., 5.00%, 6/1/15                               286,000            287,983
                                                                                    ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

ENERGY  (1.48%)
Anadarko Finance Co., 6.75%, 5/1/11                                292,000            324,444
Anderson Exploration Ltd., 6.75%,                                  453,000            495,598
3/15/11

Kinder Morgan Energy Partners LP,                                  171,000            193,662
7.13%, 3/15/12, (c)

Piedmont Natural Gas Co., 6.00%,                                   200,000            224,593
12/19/33                                                                            ---------
                                                                                    1,238,297
                                                                                    ---------
ENTERTAINMENT  (0.97%)
GTECH Holdings Corp., 4.50%,                                       302,000            297,959
12/1/09, (d)

Intrawest Corp., 7.50%, 10/15/13                                   200,000            205,250
Speedway Motorsports, Inc., 6.75%,                                 300,000            309,000
6/1/13, (d)                                                                         ---------
                                                                                      812,209
FOOD & BEVERAGES  (0.81%)
Bunge Ltd. Finance Corp., 4.38%,                                   343,000            343,049
12/15/08

Conagra Foods, Inc., 7.88%, 9/15/10                                288,000            331,401
                                                                                    ---------
                                                                                      674,450
                                                                                    ---------
HEALTHCARE  (1.69%)
Aetna, Inc., 8.50%, 8/31/41                                         14,025            366,193
Amerisourcebergen Corp., 8.13%,                                    300,000            325,500
9/1/08

Boston Scientific Corp., 5.45%,                                    415,000            435,643
6/15/14

Evangelical Lutheran Good Samaritan,                               284,000            283,838
MTN, 3.84%, 11/24/06, (b)                                                           ---------
                                                                                    1,411,174
                                                                                    ---------
LIFE AND HEALTH INSURANCE  (0.70%)
Americo Life, Inc., 7.88%, 5/1/13                                  300,000            320,860
Transamerica Capital III, 7.63%,                                   218,000            263,997
11/15/37                                                                            ---------
                                                                                      584,857
                                                                                    ---------
MACHINERY - DIVERSIFIED  (0.29%)
IDEX Corp., 6.88%, 2/15/08                                         228,000            240,557
                                                                                    ---------

MEDIA  (0.86%)
Belo Corp., 8.00%, 11/1/08                                          95,000            103,231
Media General Inc., 6.95%, 9/1/06                                  300,000            307,043
News America Holdings, Inc., 7.70%,                                255,000            308,655
10/30/25                                                                            ---------
                                                                                      718,929
                                                                                    ---------
PAPER & RELATED PRODUCTS  (0.25%)
Weyerhaeuser Co., 7.50%, 3/1/13                                    185,000            211,044
                                                                                    ---------

REITS  (2.12%)
ERP Operating LP, 6.63%, 3/15/12                                   222,000            247,314
Kimco Realty Corp., MTN, 7.86%,                                    650,000            701,565
11/1/07

Realty Income Corp., 7.75%, 5/6/07                                 363,000            384,242
Simon Property Group LP, 7.75%,                                    379,000            437,284
1/20/11                                                                             ---------
                                                                                    1,770,405
                                                                                    ---------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
RETAIL  (0.40%)
Kroger Co., 8.05%, 2/1/10                                          290,000            330,156
                                                                                   ----------
STEEL - PRODUCERS  (0.38%)
Steel Dynamics, Inc., 9.50%, 3/15/09                               300,000            318,750
                                                                                   ----------
TELECOMMUNICATIONS  (0.80%)
Nextel Communications, Inc., 7.38%,                                250,000            270,000
8/1/15

Sprint Capital Corp., 7.13%, 1/30/06                                70,000             71,169
Sprint Capital Corp., 7.63%, 1/30/11                               285,000            325,493
                                                                                   ----------
                                                                                      666,662
                                                                                   ----------
TEXTILES  (0.26%)
Mohawk Industries, Inc., 6.50%,                                    210,000            217,530
4/15/07                                                                            ----------

UTILITIES  (0.62%)
Niagra Mohawk Power Co., 7.75%,                                    500,000            516,106
5/15/06                                                                            ----------

TOTAL CORPORATE BONDS (COST $20,936,663)                                           21,088,004
                                                                                   ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (42.93%)
FANNIE MAE  (22.40%)
7.00%, 12/1/07                                                      11,447             11,635
6.42%, 11/1/08                                                     275,372            290,408
8.25%, 1/1/09                                                       10,207             10,409
8.00%, 2/1/09                                                        8,835              9,171
4.41%, 3/1/11, (b)                                                 589,801            592,394
4.63%, 12/1/11, (b)                                              1,592,291          1,602,674
5.76%, 12/25/11                                                  1,192,000          1,291,812
4.89%, 4/1/12                                                      845,000            865,109
4.75%, 3/1/15, (b)                                                 698,000            696,878
4.93%, 4/1/15, (b)                                                 670,290            693,536
6.52%, 7/25/16                                                     770,000            851,521
5.50%, 3/1/17                                                        3,421              3,514
5.50%, 3/1/17                                                       41,550             42,682
5.50%, 5/1/17                                                       53,463             54,919
5.00%, 8/1/17                                                      269,377            272,713
4.50%, 12/1/17                                                   2,608,174          2,599,445
9.50%, 6/25/18                                                      16,739             18,405
4.50%, 9/1/18                                                      539,933            537,867
4.00%, 5/25/19                                                     505,000            474,713
9.25%, 10/1/20                                                      10,647             11,626
5.50%, 6/1/23                                                    1,203,769          1,228,825
7.50%, 9/1/29                                                      167,854            179,503
7.00%, 10/1/29                                                      23,149             24,431
7.00%, 12/1/29                                                      30,844             32,552
7.00%, 1/1/30                                                          638                673
7.00%, 2/1/30                                                       82,621             87,152
7.00%, 2/1/30                                                          720                760
7.00%, 2/1/30                                                          718                757
7.00%, 2/1/30                                                       28,525             30,090
5.00%, 4/1/33                                                      466,689            467,344
5.00%, 8/1/33                                                      559,931            560,717

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
4.23%, 12/1/33, (b)                                                602,957            603,647
4.91%, 1/1/35, (b)                                                 749,848            759,651
5.41%, 5/25/35                                                     405,000            410,341
7.00%, 10/25/42                                                    834,437            883,750
TBA, 4.50%, 8/1/19                                                 825,000            820,101
TBA, 5.00%, 8/1/33                                               1,665,000          1,661,357
                                                                                   ----------
                                                                                   18,683,082
                                                                                   ----------
FREDDIE MAC  (2.73%)
7.75%, 4/1/08                                                        9,882             10,244
7.75%, 11/1/08                                                       2,996              3,071
8.00%, 8/1/09                                                        1,811              1,820
8.25%, 10/1/10                                                      10,149             10,321
8.00%, 1/1/12                                                       42,528             45,301
9.00%, 6/1/16                                                       23,767             25,750
6.00%, 2/1/18                                                       57,217             59,161
8.00%, 10/1/18                                                      29,524             31,691
9.00%, 10/1/18                                                       4,396              4,609
7.00%, 8/15/29                                                     193,337            202,462
7.50%, 2/1/30                                                      419,328            450,201
7.50%, 2/1/30                                                       85,709             91,774
7.50%, 1/1/31                                                       83,176             89,062
7.00%, 9/1/31                                                       18,793             19,789
5.00%, 8/1/33                                                      413,776            414,436
4.40%, 1/1/35, (b)                                                 821,306            821,233
                                                                                   ----------
                                                                                    2,280,925
                                                                                   ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (11.80%)
7.50%, 3/15/07                                                       2,859              2,940
7.50%, 3/15/07                                                       2,793              2,871
7.50%, 7/15/07                                                      14,821             15,236
8.00%, 10/15/07                                                     26,871             27,651
8.00%, 11/15/09                                                    419,818            442,521
7.50%, 10/15/11                                                     46,787             49,374
7.50%, 10/15/11                                                      4,845              5,113
7.50%, 11/15/11                                                     47,906             50,555
9.50%, 4/15/16                                                       4,040              4,458
9.50%, 1/15/19                                                      18,038             20,060
9.50%, 9/15/19                                                       1,175              1,307
8.00%, 5/15/22                                                      25,916             28,054
8.00%, 12/15/22                                                     12,525             13,558
5.15%, 6/16/23                                                     210,000            216,069
6.50%, 8/15/23                                                       9,901             10,387
6.50%, 9/15/23                                                      58,583             61,456
6.50%, 11/15/23                                                      9,906             10,392
6.50%, 12/15/23                                                     45,097             47,309
6.50%, 12/15/23                                                     11,190             11,739
6.50%, 2/15/24                                                      19,792             20,755
6.50%, 3/15/24                                                     163,418            171,368
7.00%, 3/15/24                                                     481,822            512,387
7.00%, 5/15/24                                                      55,068             58,561
6.50%, 6/15/24                                                     192,319            201,675
8.00%, 11/15/26                                                     26,883             29,089
8.00%, 12/15/26                                                    455,952            493,358
7.00%, 12/15/29                                                    316,296            335,248
6.00%, 5/15/31                                                       5,233              5,404
6.50%, 5/15/31                                                      50,511             52,823
6.50%, 7/15/31                                                      19,859             20,765
6.50%, 8/15/31                                                       6,384              6,676

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

6.00%, 9/20/31                                                      72,817             75,036
6.50%, 11/15/31                                                      6,763              7,072
6.00%, 2/15/32                                                      74,243             76,664
6.50%, 4/15/32                                                      21,718             22,706
7.00%, 4/15/32                                                      64,769             68,601
6.00%, 6/15/32                                                     105,976            109,431
7.00%, 7/15/32                                                      17,695             18,741
7.50%, 7/15/32                                                      92,930             99,586
6.00%, 8/15/32                                                     116,156            119,944
7.00%, 8/15/32                                                      17,398             18,428
6.50%, 9/15/32                                                      74,526             77,917
6.00%, 10/20/32                                                    187,112            192,795
6.00%, 1/15/33                                                     338,510            349,556
6.00%, 3/15/33                                                      76,680             79,154
6.00%, 4/15/33                                                      86,343             89,130
5.00%, 8/15/33                                                     221,752            223,788
5.00%, 8/15/33                                                     197,113            198,923
5.00%, 8/15/33                                                     598,394            603,889
5.00%, 8/15/33                                                     217,466            219,463
5.00%, 8/15/33                                                     647,341            653,286
5.00%, 1/15/34 (c)                                               2,764,025          2,788,806
5.15%, 12/16/40                                                    490,000            506,489
4.93%, 11/16/44                                                    305,000            311,581
                                                                                   ----------
                                                                                    9,840,145
                                                                                   ----------
NEW VALLEY GENERATION IV  (0.12%)
4.69%, 1/15/22                                                      96,061            100,756
                                                                                   ----------
SMALL BUSINESS ADMINISTRATION  (5.88%)
9.80%, 7/1/08                                                        8,552              8,932
10.05%, 8/1/08                                                       1,659              1,740
10.05%, 4/1/09                                                       8,201              8,689
4.68%, 9/10/14                                                     600,000            604,523
4.64%, 2/10/15                                                     665,000            669,058
5.04%, 3/10/15                                                     610,000            620,495
4.88%, 11/1/24                                                     314,300            319,908
4.86%, 1/1/25                                                      320,000            325,310
5.11%, 4/1/25                                                      658,000            677,101
4.84%, 5/1/25                                                      266,000            269,959
4.57%, 6/1/25                                                      691,000            691,094
3.36%, 7/31/30                                                     715,000            711,649
                                                                                   ----------
                                                                                    4,908,458
                                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $35,371,568)                        35,813,366
                                                                                   ----------

U.S. TREASURY BONDS  (9.72%)
8.13%, 5/15/21 (c)                                               2,200,000          3,185,274
6.25%, 8/15/23 (c)                                               1,865,000          2,324,184
5.25%, 11/15/28 (c)                                                485,000            553,942
5.38%, 2/15/31 (c)                                               1,734,000          2,046,120
                                                                                   ----------
TOTAL U.S. TREASURY BONDS (COST $7,284,696)                                         8,109,520
                                                                                   ----------

U.S. TREASURY INFLATION PROTECTION BONDS  (1.40%)
2.00%, 7/15/14 (c)                                               1,100,000          1,170,175
                                                                                   ----------
TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $1,131,697)                    1,170,175
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

INVESTMENT COMPANIES  (4.93%)
Wells Fargo Government Institutional                               709,535            709,535
Money Market Fund

Wells Fargo Prime Investment Money                               3,404,679          3,404,678
Market Fund, Investor Class                                                       -----------

TOTAL INVESTMENT COMPANIES (COST $4,114,213)                                        4,114,213
                                                                                  -----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.64%)
Various Securities (see Notes to                                11,380,189         11,380,189
Schedule of Investments for collateral                                            -----------
information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $11,380,189)      11,380,189
                                                                                  -----------


TOTAL INVESTMENTS (COST $99,293,091) (a)   -   120.87%                            100,844,453
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (20.87)%                              (17,410,040)
                                                                                  -----------

NET ASSETS   -   100.00%                                                        $  83,434,413
                                                                                  ===========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on June 30, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of June 30, 2005.
(d) Rule 144A, Section 4(2) or other security, which is restricted as to resale to qualified purchasers.
MTN - Medium Term Note

See notes to schedule of investments.

TAMARACK TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MUNICIPAL BONDS  (95.85%)
ARIZONA  (2.40%)
Maricopa County Unified School                                    $500,000      $   598,308
District, 9.25%, 7/1/07                                                           ---------

ARKANSAS  (6.28%)
Arkansas State College Savings, Series                           1,000,000          841,185
B, 0.00%, 6/1/10

Arkansas State University Revenue                                  700,000          724,059
                                                                                  ---------
Housing System, 4.75%, 3/1/29, (FGIC
Insured)

                                                                                  1,565,244
                                                                                  ---------
CALIFORNIA  (2.40%)
Santa Rosa Waste Water Revenue,                                    500,000          597,505
                                                                                  ---------
Series B, 6.00%, 9/1/15, (FGIC Insured)


COLORADO  (4.45%)
Weld County School District, 5.50%,                              1,000,000        1,108,960
                                                                                  ---------
12/1/19, (FSA Insured)

CONNECTICUT  (4.60%)
Bridgeport, Series A, 6.00%, 7/15/14,                            1,000,000        1,145,560
                                                                                  ---------
(FGIC Insured)

FLORIDA  (3.44%)
Miami-Dade County Special Obligation,                              500,000          309,710
 0.00%, 10/1/15, (MBIA Insured)


State Board of Education, 5.00%,                                   500,000          546,835
6/1/19                                                                            ---------
                                                                                    856,545
                                                                                  ---------
ILLINOIS  (9.33%)
Chicago, Series B, 5.13%, 1/1/22,                                1,000,000        1,132,250
(AMBAC Insured)

Cook County Township High School                                 1,000,000        1,193,340
                                                                                  ---------
District, 5.50%, 12/1/19
                                                                                  2,325,590
                                                                                  ---------
INDIANA  (1.08%)
Kokomo Center School Building Corp.,                               250,000          269,524
                                                                                  ---------
6.75%, 7/15/07, (AMBAC Insured)

MASSACHUSETTS  (15.87%)
Foxborough Stadium Project, 6.00%,                               1,000,000        1,135,129
6/1/14

Framingham County, 6.00%, 3/1/15                                   500,000          565,060
State Construction Loan, Series E,                               1,000,000        1,121,140
5.38%, 1/1/17

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Health & Education Facilities                              1,000,000        1,133,900
                                                                                 ----------
Authority (Partners Healthcare), Series C,
5.75%, 7/1/12

                                                                                  3,955,229
                                                                                 ----------
MICHIGAN  (14.61%)
Hartland School District Construction,                           1,000,000        1,133,160
6.00%, 5/1/20, (Q-SBLF Insured)

Howell Public Schools, 5.25%, 5/1/15,                              750,000          821,003
(Q-SBLF Insured)

Jackson Public Schools, 6.00%, 5/1/13,                             500,000          566,580
(FGIC & Q-SBLF Insured)

State Building Authority, Series III,                            1,000,000        1,120,130
                                                                                 ----------
5.38%, 10/15/16
                                                                                  3,640,873
                                                                                 ----------
MISSOURI  (1.08%)
Missouri State Development Finance                                 250,000          269,408
                                                                                 ----------
Board, 5.25%, 3/1/15

NEW HAMPSHIRE  (2.11%)
Higher Education & Health Facility                                 500,000          526,940
                                                                                 ----------
(Franklin Pierce Law Center), 5.50%,
7/1/18

NEW YORK  (3.49%)
New York City Transitional Finance                                 785,000          870,691
                                                                                 ----------
Future Tax, Series B, 5.50%, 2/1/16

TEXAS  (15.88%)
Frisco Independent School District,                              1,000,000        1,156,379
6.50%, 8/15/15, (PSF-Gtd Insured)

Plano Independent School District,                               1,000,000        1,096,290
5.38%, 2/15/16, (PSF-Gtd Insured)

San Antonio Electric & Gas, 5.38%,                                 500,000          571,631
2/1/15

San Antonio Electric & Gas, 5.75%,                                 500,000          558,338
2/1/15

University of Texas Revenue, Series B,                             500,000          575,040
                                                                                 ----------
5.25%, 8/15/19
                                                                                  3,957,678
                                                                                 ----------
WASHINGTON  (8.83%)
Seattle Municipal Light & Power,                                 1,000,000        1,098,070
5.63%, 12/1/16

Seattle Water Systems, 5.75%, 7/1/23,                            1,000,000        1,102,740
                                                                                 ----------
(FGIC Insured)
                                                                                  2,200,810
                                                                                 ----------
TOTAL MUNICIPAL BONDS (COST $21,959,845)                                         23,888,865
                                                                                 ----------

INVESTMENT COMPANIES  (2.80%)
Wells Fargo National Tax-Free Money                                698,704          698,704
                                                                                 ----------
Market Fund, Investor Class

TOTAL INVESTMENT COMPANIES (COST $698,704)                                          698,704
                                                                                 ----------


TOTAL INVESTMENTS (COST $22,658,549) (a)   -   98.65%                            24,587,569

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.35%                                   337,026
                                                                                 ----------

NET ASSETS   -   100.00%                                                        $24,924,595
                                                                                 ==========

------------
(a) See notes to schedule of investments for unrealized appreciation (depreciation) of securities.

AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-Gtd -Permanent School Fund Guaranteed
Q-SBLF - Qualified SchoolBoard Loan Fund
XLCA - XL Capital Insurance

See notes to schedule of investments.

TAMARACK PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
COMMERCIAL PAPER  (56.33%)
ASSET BACKED  (20.39%)
Amsterdam Funding Corp., 3.17%,                                $90,000,000      $   89,786,025
7/28/05

Amsterdam Funding Corp., 3.15%,                                 53,400,000          53,213,100
8/10/05

Barton Capital Corp., 3.03%, 7/19/05                           100,000,000          99,848,501
Barton Capital Corp., 3.41%, 10/5/05                            50,583,000          50,123,032
Edison Asset Securitization, 3.00%,                              8,000,000           7,997,333
7/5/05

Edison Asset Securitization, 3.16%,                            100,000,000          99,605,000
8/15/05

Fairway Finance Co. LLC, 3.21%,                                 80,000,000          79,999,104
9/20/05, (b)

Fairway Finance Co. LLC, 3.21%,                                 80,000,000          79,998,784
10/20/05, (b)

Falcon Asset Securitization, 3.13%,                             22,000,000          21,973,221
7/15/05

Kitty Hawk Funding Corp., 3.05%,                                80,000,000          79,884,778
7/18/05, Kitty Hawk Funding   100%

Liberty Street Funding, 3.08%, 7/8/05                           40,109,000          40,084,979
Liberty Street Funding, 3.25%,                                  90,000,000          89,609,200
8/18/05

Nieuw Amsterdam Receivables Corp.,                             103,025,000         102,849,859
3.06%, 7/21/05

Nieuw Amsterdam Receivables Corp.,                              55,000,000          54,887,067
3.08%, 7/25/05

Nieuw Amsterdam Receivables Corp.,                              27,185,000          27,030,385
3.25%, 9/2/05

Preferred Receivables Funding Corp.,                            60,000,000          59,928,250
3.08%, 7/15/05

Ranger Funding Co. LLC, 3.06%,                                  90,000,000          89,954,100
7/7/05

Sheffield Funding, 3.08%, 7/6/05                                45,000,000          44,980,750
Sheffield Funding, 3.35%, 9/19/05                               25,000,000          24,813,889
Variable Funding Corp., 3.12%,                                  90,000,000          89,805,000
7/26/05

Windmill Funding Corp., 3.19%,                                  77,700,000          77,555,413
7/22/05

Windmill Funding Corp., 3.32%,                                  30,000,000          29,847,833
8/25/05

Yorktown Capital Corp., 3.21%,                                 100,000,000          99,625,500
8/12/05
Yorktown Capital Corp., 3.35%,                                 100,000,000          99,255,556
                                                                                 -------------
9/19/05
                                                                                 1,592,656,659

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
BANKS - CANADA  (1.27%)
Toronto Dominion Bank, 3.32%,                                  100,000,000          99,225,333
                                                                                   -----------
9/23/05



BANKS - FOREIGN  (3.49%)
Barclays Bank PLC, 3.17%, 8/8/05                                70,000,000          69,766,142
Dexia Delaware LLC, 3.16%, 8/17/05                             100,000,000          99,588,098
Dexia Delaware LLC, 3.39%, 9/28/05                              50,000,000          49,580,958
ING Funding LLC, 3.25%, 9/7/05                                   4,000,000           3,975,444
Svenska, Inc., 3.07%, 7/20/05                                   50,000,000          49,919,118
                                                                                   -----------
                                                                                   272,829,760
                                                                                   -----------
FINANCE - AUTOMOTIVE  (2.77%)
BMW US Capital LLC, 4.15%,                                      75,000,000          75,231,927
6/7/06
Toyota Motor Credit Corp., 3.25%,                              122,000,000         121,251,055
9/7/05

Toyota Motor Credit Corp., 3.30%,                               20,000,000          19,860,667
                                                                                   -----------
9/15/05
                                                                                   216,343,649
                                                                                   -----------
FINANCE - DIVERSIFIED DOMESTIC  (8.12%)
Bank of America Corp., 3.13%, 8/2/05                            50,000,000          50,000,000
Citigroup Global, 3.10%, 7/27/05                                22,000,000          21,950,744
General Electric Capital Corp., 3.01%,                          80,000,000          79,966,486
7/6/05

General Electric Capital Corp., 3.35%,                          85,000,000          84,351,404
9/21/05

HSBC Finance Corp., 3.07%, 7/8/05                               40,000,000          39,976,122
HSBC Finance Corp., 3.02%, 7/12/05                             100,000,000          99,907,723
HSBC Finance Corp., 3.34%, 9/21/05                              60,000,000          59,543,533
Morgan Stanley, 3.10%, 7/13/05                                  80,000,000          79,917,333
Morgan Stanley, 3.25%, 9/6/05                                   60,000,000          59,637,083
Morgan Stanley, 3.31%, 9/12/05                                  60,000,000          59,597,283
                                                                                   -----------
                                                                                   634,847,711
                                                                                   -----------
FINANCE - DIVERSIFIED FOREIGN  (13.06%)
Deutsche Financial LLC, 3.22%,                                  65,000,000          64,674,422
8/26/05

HBOS Treasury Services, 3.19%,                                 100,000,000          99,530,361
8/23/05

HBOS Treasury Services, 3.30%,                                 100,000,000          99,321,667
9/13/05

ING Funding LLC, 3.12%, 7/27/05                                 22,000,000          21,950,427
ING Funding LLC, 3.22%, 8/30/05                                 46,000,000          45,753,133
ING Funding LLC, 3.23%, 9/2/05                                  17,000,000          16,903,908
ING Funding LLC, 3.27%, 9/8/05                                  60,000,000          59,623,950
National Australia Funding, 3.17%,                             100,000,000          99,771,056
7/27/05

National Australia Funding, 3.29%,                             100,000,000          99,268,889
9/19/05
Nationwide Building Society, 3.15%,                             50,000,000          49,820,910
8/11/05

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

Nationwide Building Society, 3.29%,                             30,000,000          29,806,917
9/9/05

Nationwide Building Society, 3.30%,                            100,000,000          99,312,500
9/14/05

Rabobank USA Finance Corp., 3.26%,                              50,000,000          49,606,083
9/26/05

Rabobank USA Financial Corp., 3.06%,                           100,000,000          99,795,999
 7/25/05

UBS Finance, 3.23%, 7/22/05                                     85,000,000          84,847,035
                                                                                 -------------
                                                                                 1,019,987,257
                                                                                 -------------
FOOD & BEVERAGE  (1.07%)
Nestle Capital Corp., 3.04%, 7/8/05                             20,000,000          19,988,178
WM Wrigley Jr. Co., 3.50%,                                      65,000,000          63,894,097
                                                                                 -------------
12/23/05
                                                                                    83,882,275
GOVERNMENT - DOMESTIC  (0.32%)
Private Export Funding Corp., 3.20%,                            25,000,000          24,863,944
                                                                                 -------------
9/1/05

HOUSEHOLD PRODUCTS  (1.27%)
Proctor & Gamble Co., 3.14%,                                   100,000,000          99,598,778
                                                                                 -------------
8/16/05

INFORMATION TECHNOLOGY  (1.19%)
IBM Capital Corp., 3.00%, 7/13/05                               70,000,000          69,930,000
IBM Capital Corp., 3.02%, 7/14/05                               23,050,000          23,024,863
                                                                                 -------------
                                                                                    92,954,863
                                                                                 -------------
MANUFACTURING  (1.41%)
Minnesota Mining & Manufacturing,                                5,400,000           5,391,222
3.08%, 7/20/05

PACCAR Financial Corp., 3.02%,                                 105,000,000         104,903,750
                                                                                 -------------
7/12/05
                                                                                   110,294,972
                                                                                 -------------
PHARMACEUTICALS  (0.64%)
Sanofi-Aventis, 3.08%, 7/13/05                                  50,000,000          49,948,333
                                                                                 -------------

RETAIL  (0.50%)
WAL-MART Stores, Inc., 2.97%,                                   39,200,000          39,200,000
                                                                                 -------------
7/1/05

TRANSPORTATION  (0.83%)
Network Rail Finance PLC, 3.11%,                                65,000,000          64,803,465
                                                                                 -------------
8/5/05

TOTAL COMMERCIAL PAPER                                                           4,401,436,999
                                                                                 -------------

CERTIFICATES OF DEPOSIT  (27.53%)
BANKS - DOMESTIC  (20.49%)
Amsouth Bank, NA, 3.24%, 10/28/05,                             100,000,000         100,022,812
(b)

Bank of New York, 3.16%, 7/10/06,                               50,000,000          50,000,000
(b)
Bank of the West, 3.29%, 8/9/05                                 80,000,000          80,000,000
Branch Banking & Trust, 3.12%,                                 100,000,000         100,000,000
7/29/05

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

Branch Banking & Trust, 3.19%,                                 100,000,000         100,000,000
8/15/05

Fifth Third Bank, 3.29%, 12/9/05, (b)                           75,000,000          74,987,726
First Tennessee Bank, 3.04%, 7/7/05                            100,000,000         100,000,000
First Tennessee Bank, 3.13%, 8/4/05                            100,000,000         100,000,000
LaSalle Bank, 3.17%, 8/1/05                                     85,000,000          85,000,000
Marshall & Ilsley, 3.06%, 7/15/05                               75,000,000          75,000,000
Marshall & Ilsley, 3.41%, 9/29/05                               50,000,000          50,000,000
Marshall & Ilsley, 5.21%, 12/15/05                              59,000,000          59,603,058
Regions Bank, 3.24%, 8/29/05                                    80,000,000          80,000,000
Suntrust Bank, 3.12%, 10/3/05, (b)                              85,000,000          85,008,918
Washington Mutual Bank, 3.17%,                                 100,000,000         100,000,000
8/11/05, Certificate OF Deposit

Washington Mutual Bank, 3.21%,                                 100,000,000         100,000,000
8/22/05

Wells Fargo Bank, 3.19%, 7/15/05,                               50,000,000          50,000,000
(b)

Wells Fargo Bank, 3.48%, 6/12/06,                               25,000,000          25,031,762
(b)

World Savings Bank, 2.95%, 7/1/05                               50,000,000          50,000,000
World Savings Bank, 3.26%, 9/1/05                              100,000,000         100,001,659
World Savings Bank, 3.25%, 9/19/05                              37,000,000          36,994,769
                                                                                 -------------
                                                                                 1,601,650,704
                                                                                 -------------
BANKS - FOREIGN  (6.78%)
Barclays Bank PLC, 3.20%, 4/18/06,                              80,000,000          79,985,761
(b)

Calyon Bank, 3.06%, 7/14/05                                     50,000,000          50,000,179
Calyon Bank, 3.06%, 7/18/05                                    100,000,000         100,000,000
Credit Suisse First Boston, 3.10%,                             100,000,000         100,000,000
7/11/05

Credit Suisse First Boston, 3.38%,                              20,000,000          20,001,293
9/9/05, (b)

Lloyds TSB Bank PLC, 3.43%,                                    100,000,000         100,000,001
9/30/05

UBS AG Stamford, 3.16%, 8/3/05                                  80,000,000          80,000,729
                                                                                 -------------
                                                                                   529,987,963
                                                                                 -------------
FINANCE - DIVERSIFIED DOMESTIC  (0.26%)
Bank of America Corp., 3.26%,                                   20,000,000          20,000,000
                                                                                 -------------
9/15/05

TOTAL CERTIFICATES OF DEPOSIT                                                    2,151,638,667
                                                                                 -------------

CORPORATE BONDS  (14.09%)
BANKS - AUSTRALIAN/NEW ZEALAND  (0.32%)
Australia and New Zealand Banking                               25,000,000          25,000,000
                                                                                 -------------
Group, 3.28%, 6/23/06, (b)

BANKS - CANADA  (2.24%)
Canadian Imperial Bank, 3.10%,                                  75,000,000          75,000,197
7/20/05

Canadian Imperial Bank, 3.25%,                                 100,000,000         100,000,840
                                                                                 -------------
8/31/05

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
                                                                                   175,001,037
                                                                                 -------------
BANKS - FOREIGN  (2.87%)
Royal Bank of Scotland, 3.07%, 4/5/06,                          24,500,000          24,493,212
(b)

Royal Bank of Scotland, 3.24%,                                 100,000,000         100,000,000
5/16/06, (b)

Svenska Handelsbanken, 3.11%,                                  100,000,000         100,000,248
                                                                                 -------------
7/19/05
                                                                                   224,493,460
                                                                                 -------------
FINANCE - AUTOMOTIVE  (1.19%)
American Honda Finance Corp., 3.19%,                            28,000,000          28,007,180
10/7/05, (b)

American Honda Finance Corp., 3.34%,                            25,000,000          25,006,609
11/21/05, (b)

American Honda Finance Corp., 3.40%,                            40,000,000          40,000,000
                                                                                 -------------
6/22/06, (b)
                                                                                    93,013,789
                                                                                 -------------
FINANCE - DIVERSIFIED DOMESTIC  (3.96%)
American Express Credit Corp., 3.23%,                           25,000,000          25,000,390
7/14/05, (b)

American Honda Finance Corp., 2.71%,                            50,000,000          50,035,314
1/9/06, (b)

Bank One Corp., 6.50%, 2/1/06                                   26,837,000          27,271,536
Goldman Sachs Group, Inc., 3.48%,                               40,000,000          40,059,629
2/21/06, (b)

Goldman Sachs Group, Inc., 3.32%,                               40,425,000          40,491,709
4/20/06, (b) (c)

Merrill Lynch & Co., 3.28%, 7/11/05,                            12,900,000          12,900,466
(b)

Merrill Lynch & Co., 3.28%, 11/4/05,                            12,500,000          12,502,703
(b)

Merrill Lynch & Co., 3.35%, 5/25/06,                           100,000,000         100,080,018
                                                                                 -------------
(b)
                                                                                   308,341,765
                                                                                 -------------
HOUSEHOLD PRODUCTS  (0.96%)
Procter & Gamble Co., 3.34%, 7/10/06,                           75,000,000          74,997,590
                                                                                 -------------
(b)

INFORMATION TECHNOLOGY  (1.02%)
IBM Corp., 3.14%, 7/7/06, (b)                                   80,000,000          80,000,000
                                                                                 -------------
MANUFACTURING  (0.51%)
PACCAR Financial Corp., 3.08%,                                  40,000,000          39,998,662
                                                                                 -------------
10/20/05, (b)

PHARMACEUTICALS  (1.02%)
Pfizer, Inc., 3.12%, 12/7/05, (b)                               80,000,000          80,000,000
                                                                                 -------------
TOTAL CORPORATE BONDS                                                            1,100,846,303
                                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (1.47%)
FEDERAL HOME LOAN BANK  (0.96%)
1.70%, 12/30/05                                                 40,000,000          39,713,510
3.26%, 6/12/06, (b) (c)                                         35,000,000          34,986,801
                                                                                 -------------
                                                                                    74,700,311
                                                                                 -------------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (0.51%)
3.21%, 8/29/05, (b) (c)                                         40,000,000          39,996,862
                                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                           114,697,173
                                                                                 -------------

MUNICIPAL BONDS  (0.29%)
VIRGINIA  (0.29%)
Arlington County Industrial                                     22,700,000          22,700,000
                                                                                 -------------
Development Revenue, 3.32%, 8/1/31,
(LOC Bank of America) (b)

TOTAL MUNICIPAL BONDS                                                               22,700,000
                                                                                 -------------

INVESTMENT COMPANIES  (0.02%)
Wells Fargo Prime Investment Money                               1,882,729           1,882,729
                                                                                 -------------
Market Fund, Investor Class

TOTAL INVESTMENT COMPANIES                                                           1,882,729
                                                                                 -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (1.00%)
Morgan Stanley Money Market                                     78,457,919          78,457,919
                                                                                 -------------
Repurchase Agreement

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN                          78,457,919
                                                                                 -------------


TOTAL INVESTMENTS (COST $7,871,659,790) (a)   -   100.73%                        7,871,659,790
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.73)%                                (56,940,791)
                                                                                 -------------

NET ASSETS   -   100.00%                                                        $7,814,718,999
                                                                                 =============

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on June 30, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of June 30, 2005


See notes to schedule of investments.

TAMARACK U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (94.72%)
FEDERAL FARM CREDIT BANK  (1.23%)
2.81%, 7/29/05                                                 $10,000,000      $  9,978,455
2.20%, 12/1/05                                                     300,000           298,625
                                                                                 -----------
                                                                                  10,277,080
                                                                                 -----------
FEDERAL HOME LOAN BANK  (35.49%)
2.65%, 7/1/05                                                   20,000,000        20,000,000
3.05%, 7/8/05                                                   22,000,000        21,987,359
3.11%, 7/13/05                                                  31,500,000        31,467,555
3.04%, 7/15/05                                                  25,500,000        25,470,746
3.10%, 7/22/05                                                  33,300,000        33,240,754
3.03%, 7/27/05                                                   8,000,000         7,982,609
3.07%, 8/3/05                                                   11,000,000        10,969,246
3.11%, 8/5/05                                                   15,500,000        15,453,435
3.19%, 8/10/05                                                  36,000,000        35,877,800
3.14%, 8/12/05                                                  24,000,000        23,912,640
1.75%, 8/15/05                                                   6,000,000         5,989,188
3.19%, 9/6/05                                                   15,500,000        15,407,977
2.25%, 3/28/06                                                  14,000,000        13,852,212
3.26%, 6/12/06, (b)                                             35,000,000        34,986,801
                                                                                 -----------
                                                                                 296,598,322
                                                                                 -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION  (28.43%)
2.98%, 7/5/05                                                   30,000,000        29,990,133
2.95%, 7/12/05                                                  53,100,000        53,052,356
3.02%, 7/26/05                                                  15,300,000        15,268,125
3.17%, 8/1/05                                                   29,000,000        28,922,936
3.15%, 8/8/05                                                   20,000,000        19,933,711
3.12%, 8/9/05                                                   22,500,000        22,424,438
1.50%, 8/15/05                                                  24,345,000        24,301,727
3.17%, 8/23/05                                                  24,000,000        23,888,700
3.29%, 9/13/05                                                  19,800,000        19,667,441
2.13%, 11/15/05                                                    200,000           199,286
                                                                                 -----------
                                                                                 237,648,853
                                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (29.57%)
2.98%, 7/13/05                                                  17,500,000        17,482,733
3.22%, 7/15/05                                                  10,000,000        10,014,475
3.02%, 7/20/05                                                  36,200,000        36,142,684
3.28%, 8/24/05                                                   5,000,000         4,975,550
3.21%, 8/29/05, (b)                                             29,750,000        29,748,080
3.24%, 9/7/05                                                   32,000,000        31,805,974
3.27%, 9/9/05, (b)                                              18,000,000        17,998,528
3.32%, 9/14/05                                                  11,000,000        10,924,581
1.88%, 9/15/05                                                  23,500,000        23,432,802
3.10%, 9/15/05, (b)                                              5,700,000         5,699,357
3.34%, 9/21/05                                                   4,000,000         3,969,797
2.99%, 10/3/05, (b)                                             25,000,000        24,996,195
5.50%, 2/15/06                                                  29,583,000        29,930,162
                                                                                 -----------
                                                                                 247,120,918
                                                                                 -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                         791,645,173
                                                                                 -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

COMMERCIAL PAPER  (5.18%)
GOVERNMENT - DOMESTIC  (5.18%)
Private Export Funding Corp., 3.16%,                            30,000,000        29,882,250
8/15/05

Private Export Funding Corp., 3.16%,                            13,500,000        13,443,660
                                                                                 -----------
8/18/05

TOTAL COMMERCIAL PAPER                                                            43,325,910
                                                                                 -----------

INVESTMENT COMPANIES  (0.24%)
Wells Fargo Government Institutional                             2,029,824         2,029,824
                                                                                 -----------
Money Market Fund

TOTAL INVESTMENT COMPANIES                                                         2,029,824
                                                                                 -----------


TOTAL INVESTMENTS (COST $837,000,907) (a)   -   100.14%                          837,000,907
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.14)%                               (1,193,783)
                                                                                 -----------

NET ASSETS   -   100.00%                                                        $835,807,124
                                                                                 ===========

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on June 30, 2005. The maturity date represents the actual maturity date.


See notes to schedule of investments.

TAMARACK TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MUNICIPAL BONDS  (94.82%)
ALABAMA  (2.39%)
City of Birmingham, 2.24%, 10/1/15,                             $2,400,000      $   2,400,000
(AMBAC Insured) (b)

Mobile Industrial Development Board                              5,200,000          5,200,000
Dock & Wharf Revenue, 2.26%, 6/1/32,
(LOC Bayerische Landesbank) (b)

Mobile Industrial Development Board                              3,265,000          3,265,000
Dock & Wharf Revenue, 2.28%, 6/1/32,
(LOC Wachovia Bank) (b)

University of Alabama Revenue, 2.19%,                            6,855,000          6,855,000
9/1/31, (AMBAC Insured) (b)

University of Alabama Revenue, 2.19%,                            2,690,000          2,690,000
                                                                                   ----------
9/1/31, (AMBAC Insured) (b)
                                                                                   20,410,000
                                                                                   ----------
ALASKA  (0.23%)
Valdez Marine Terminal Revenue,                                  1,270,000          1,270,000
2.22%, 10/1/25, (Obligor Exxon Mobil
Corp.) (b)

Valdez Marine Terminal Revenue,                                    700,000            700,000
                                                                                   ----------
2.22%, 12/1/29, (Obligor Exxon Mobil
Corp.) (b)

                                                                                    1,970,000
                                                                                   ----------
ARIZONA  (2.26%)
Apache County IDR, 2.23%, 12/15/18,                             11,600,000         11,600,000
(LOC Credit Suisse First Boston) (b)

Glendale Arizona IDR, 2.30%, 12/1/14,                            1,110,000          1,110,000
(LOC Wells Fargo Bank) (b)

Phoenix IDA, 2.25%, 10/1/29, (FHLMC                              3,000,000          3,000,000
 Insured) (b)

Phoenix IDA, 2.30%, 1/1/31, (LOC                                 3,600,000          3,600,000
                                                                                   ----------
Wells Fargo) (b)
                                                                                   19,310,000
                                                                                   ----------
CALIFORNIA  (3.12%)
East Bay Municipal Water Systems                                 2,100,000          2,100,000
Revenue, 2.21%, 6/1/25, (FSA Insured) (b)

Los Angeles Regional Airports (LAX),                             9,200,000          9,200,000
2.26%, 12/1/25, (LOC Societe Generale) (b)

San Francisco City & County                                      3,300,000          3,300,000
Redevelopment Agency Revenue
(Community Facilities District Number
4), 2.23%, 8/1/32, (LOC Bank of
America) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

San Jose Redevelopment Agency                                    3,250,000          3,250,000
Revenue (Merged Area Redevelopment
Project), 2.21%, 7/1/26, (LOC Morgan
Guaranty Trust) (b)

State GO, 2.15%, 5/1/34, (LOC                                      100,000            100,000
Citibank) (b)

State GO, 2.23%, 5/1/34, (LOC                                    7,000,000          7,000,000
Citibank) (b)

Statewide IDA, 2.21%, 8/15/32,                                   1,700,000          1,700,000
                                                                                   ----------
(AMBAC Insured) (b)
                                                                                   26,650,000
                                                                                   ----------
COLORADO  (6.57%)
Adams County IDR, 2.28%, 11/1/08,                                3,400,000          3,400,000
(LOC Citigroup) (b)

Aurora Centretech Metropolitan District,                         1,000,000          1,000,000
2.30%, 12/1/28, (LOC BNP Paribas) (b)


Boulder County Revenue, 2.30%,                                   1,305,000          1,305,000
2/15/25, (LOC Wells Fargo Bank) (b)

Colorado Springs Revenue (Pikes Peak                             1,360,000          1,360,000
Mental Health), 2.30%, 3/15/23, (LOC
Wells Fargo Bank) (b)

Crystal Valley Metropolitan District,                            1,940,000          1,940,000
2.30%, 10/1/34, (LOC Wells Fargo Bank) (b)

Douglas County MFHR (Autumn                                      3,900,000          3,900,000
Chase), 2.27%, 12/1/29, (LOC Freddie
Mac) (b)

Interstate South Metropolitan District,                          2,920,000          2,920,000
1.95%, 11/1/13, (LOC BNP Paribas) (b)

Jefferson County Revenue, 2.30%,                                   920,000            920,000
6/1/10, (LOC Wells Fargo Bank) (b)

Moffat County PCR, 2.25%, 5/1/13,                               11,050,000         11,050,000
(AMBAC Insured) (b)

NBC Metropolitan District, 2.38%,                                2,310,000          2,310,000
12/1/30, (LOC U.S. Bank) (b)

Pinery West Metropolitan District,                               7,400,000          7,400,000
1.95%, 11/1/32, (LOC U.S. Bank) (b)

State Educational & Cultural Facilites                             300,000            300,000
Authority (Regis Jesuit High School),
2.30%, 12/1/33, (LOC Wells Fargo Bank) (b)

State Educational & Cultural Facilities                          3,725,000          3,725,000
Authority (Denver Art Museum Project),
2.30%, 1/1/34, (LOC Wells Fargo Bank) (b)

State Educational & Cultural Facilities                          1,495,000          1,495,000
Authority (Rocky Mountain Shambhala
Center), 2.30%, 1/1/21, (LOC Wells
Fargo Bank) (b)
State Health Facilities Authority                                1,250,000          1,250,000
Revenue (Arapahoe House Project),
2.35%, 4/1/24, (LOC Wells Fargo) (b)

State Health Facilities Authority                                7,000,000          7,000,000
Revenue (Exempla), 2.49%, 1/1/33, (LOC
 U.S. Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Health Facilities Authority                                1,947,000          1,947,000
Revenue (North Colorado Medical
Center), 2.49%, 5/15/20, (MBIA Insured) (b)

State Health Facilities Authority                                  730,000            730,000
Revenue (The Visiting Nurse Corp.),
2.36%, 7/1/22, (LOC Wells Fargo Bank) (b)

Willow Trace Metropolitan District,                              2,290,000          2,290,000
                                                                                   ----------
2.30%, 12/1/31, (LOC U.S. Bank) (b)
                                                                                   56,242,000
                                                                                   ----------
DISTRICT OF COLUMBIA  (0.99%)
District Revenue Pooled Loan, 2.30%,                             4,045,000          4,045,000
1/1/29, (LOC Bank of America) (b)

Series D GO, 2.40%, 6/1/31, (MBIA                                4,400,000          4,400,000
                                                                                   ----------
Insured) (b)
                                                                                    8,445,000
                                                                                   ----------
FLORIDA  (3.95%)
Alachua County Health Facilities                                 5,300,000          5,300,000
Authority, 2.14%, 12/1/26, (MBIA
Insured) (b)

Collier County Health Facilities                                 6,100,000          6,100,000
Authority (The Moorings Inc.), 2.28%,
12/1/24, (LOC Wachovia Bank) (b)

Dade County Water & Sewer Systems                                3,600,000          3,600,000
Revenue, 2.26%, 10/5/22, (FGIC Insured) (b)

Jacksonville Health Facilities Authority                         4,025,000          4,025,000
Hospital Revenue, 2.25%, 8/15/19,
(MBIA Insured) (b)

Orange County School Board, 2.25%,                                 290,000            290,000
8/1/25, (AMBAC Insured) (b)

Palm Beach County Housing Finance                                3,500,000          3,500,000
Authority, 2.28%, 11/1/07, (LOC Credit
Suisse First Boston) (b)

St. John's County IDA Health Care                                  860,000            860,000
(Glenmore St. John's), 2.28%, 1/1/07,
(LOC LaSalle Bank) (b)

St. Johns County Housing Finance                                 4,000,000          4,000,000
Authority, 2.30%, 2/15/28, (LOC FNMA) (b)

State Housing Finance Agency, 2.14%,                             1,070,000          1,070,000
7/1/07, (LOC Freddie Mac) (b)

West Orange Health District Revenue,                             5,000,000          5,000,000
                                                                                   ----------
2.25%, 2/1/22, (LOC Suntrust Bank) (b)

                                                                                   33,745,000
                                                                                   ----------
GEORGIA  (6.91%)
Clayton County MFHR (BS Partners),                               5,800,000          5,800,000
2.27%, 9/1/26, (LOC Fannie Mae) (b)

DeKalb County Development Authority                              1,000,000          1,000,000
Revenue, 2.29%, 6/1/20, (LOC Wachovia
 Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

DeKalb County Housing Authority                                  6,475,000          6,475,000
Revenue, 2.30%, 1/1/34, (LOC FHLMC) (b)

DeKalb Private Hospital Authority                                1,500,000          1,500,000
(Children's Health Care Project), 2.28%,
12/1/17, (LOC Suntrust Bank) (b)

DeKalb Private Hospital Authority                                2,000,000          2,000,000
(Children's Health Care Project), 2.28%,
12/1/28, (LOC Suntrust Bank) (b)

DeKalb Private Hospital Authority                                2,100,000          2,100,000
(Egleston Children's Hospital), 2.28%,
3/1/24, (LOC Suntrust Bank) (b)

Downtown Savannah Authority                                      6,000,000          6,000,000
Revenue, 2.28%, 10/1/07, (LOC
Wachovia Bank) (b)

Fulco Hospital Authority Revenue,                                5,000,000          5,000,000
2.28%, 9/1/17, (LOC Wachovia Bank) (b)

Marietta MFHR, 2.27%, 5/15/07,                                   5,300,000          5,300,000
(FNMA Collateralized) (b)

Marietta MFHR, 2.30%, 7/1/24,                                    9,425,000          9,425,000
(FNMA Collateralized) (b)

Metropolitan Atlanta Rapid Transit                               3,345,000          3,345,000
Authority, 2.22%, 7/1/25, (LOC
Bayerische Landesbank) (b)

State Municipal Electric Authority,                              4,000,000          4,000,000
2.17%, 1/1/16, (FSA Insured) (b)

State Municipal Electric Authority,                              7,175,000          7,175,000
                                                                                   ----------
2.22%, 1/1/20, (LOC Bayerishe
Landesbank) (b)

                                                                                   59,120,000
                                                                                   ----------
IDAHO  (3.17%)
Idaho Health Facility Authority Revenue                          3,000,000          3,000,000
 (St. Luke's Regional Medical Center),
2.26%, 7/1/35, (FSA Insured) (b)


Idaho Tax Anticipation Notes, 4.00%,                            15,000,000         15,198,150
6/30/06

Magic Valley Healthcare Systems, Inc.,                           1,995,000          1,995,000
2.30%, 12/1/21, (LOC Wells Fargo Bank) (b)


State University Foundation, Inc.                                6,920,000          6,920,000
Revenue, 2.30%, 5/1/21, (LOC Wells                                                 ----------
Fargo Bank) (b)

                                                                                   27,113,150
                                                                                   ----------
ILLINOIS  (4.28%)
Galesburg Revenue (Knox College),                                4,700,000          4,700,000
2.37%, 3/1/31, (LOC LaSalle Bank) (b)
Jackson Union Counties, 2.24%, 4/1/24,                           7,410,000          7,410,000
 (LOC Wachovia Bank) (b)

State Development Finance Authority                              4,000,000          4,000,000
PCR, 2.35%, 9/1/08, (LOC JP Morgan
Chase Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Development Finance Authority                              1,100,000          1,100,000
PCR, 2.30%, 11/1/12, (Obligor BP
Amoco) (b)

State Development Finance Authority                              3,800,000          3,800,000
Revenue, 2.26%, 5/1/28, (MBIA Insured) (b)


State Health Facilities Authority                                3,570,000          3,570,000
Revenue (Loyola University Health
System), 2.26%, 7/1/24, (MBIA Insured) (b)


State Toll Highway Authority Revenue,                            8,500,000          8,500,000
2.26%, 1/1/10, (MBIA Insured) (b)

State Toll Highway Authority Revenue,                            3,500,000          3,500,000
2.25%, 1/1/17, (FSA Insured) (b)                                                   ----------
                                                                                   36,580,000
                                                                                   ----------
INDIANA  (1.63%)
Indianapolis Public Improvement                                  3,700,000          3,700,000
Revenue, 2.26%, 2/1/20, (MBIA Insured) (b)


State Health Facilities Finance Authority                        2,030,000          2,030,000
 Revenue (Anthony Wayne Rehabilitation
Center), 2.30%, 2/1/31, (LOC Wells
Fargo Bank) (b)

State Health Facilities Finance Authority                          200,000            200,000
 Revenue (Capital Access Designated
Pool), 2.30%, 1/1/12, (LOC Comerica
Bank) (b)

State Health Facilities Finance Authority                        1,005,000          1,005,000
 Revenue (Capital Access Designated
Pool), 2.30%, 4/1/12, (LOC Comerica
Bank) (b)

State Health Facilities Finance Authority                          250,000            250,000
 Revenue (Deaconess Hospital), 2.28%,
1/1/22, (LOC Fifth Third Bank) (b)


Vincennes University Revenue, 2.30%,                             6,770,000          6,770,000
10/1/22, (LOC Bank One Indiana) (b)                                                ----------
                                                                                   13,955,000
                                                                                   ----------
IOWA  (7.04%)
Hills Healthcare Revenue, 2.30%,                                 1,400,000          1,400,000
8/1/32, (LOC U.S. Bank) (b)

State Finance Authority Revenue                                  2,385,000          2,385,000
(Mississippi Valley Regional Blood
Center), 2.30%, 2/1/23, (LOC Wells
Fargo Bank) (b)

State Finance Authority Revenue                                  3,000,000          3,000,000
(Private Colleges), 2.30%, 7/1/24, (LOC
Wells Fargo) (b)
State Finance Authority Revenue                                  1,615,000          1,615,000
(Putnam Museum of History), 2.30%,
5/1/12, (LOC Wells Fargo Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Finance Authority Revenue (Small                           7,400,000          7,400,000
Business Development), 2.30%, 11/1/15,
(Obligor E.I. Dupont) (b)

State Finance Authority Revenue                                  2,485,000          2,485,000
(YMCA & Rehabilitation Center), 2.35%,
 4/1/25, (LOC Bank of America) (b)


State Higher Education Authority                                 5,900,000          5,900,000
Revenue (Cornell College), 2.30%,
11/1/16, (LOC Wells Fargo Bank) (b)

State Higher Education Authority                                   915,000            915,000
Revenue (Loras College), 2.30%, 11/1/30,
 (LOC LaSalle Bank) (b)

State Higher Education Authority                                 8,090,000          8,090,000
Revenue (Palmer Chiropractic), 2.31%,
4/1/27, (LOC LaSalle Bank) (b)

State Higher Education Loan Authority                            1,000,000          1,000,000
Revenue (Private Colleges), 2.30%,
11/1/32, (LOC LaSalle Bank) (b)

State School Cash Anticipation                                   6,000,000          6,041,158
Program, 3.50%, 1/27/06, (FSA
Insured)

State School Cash Anticipation                                  14,000,000         14,185,225
Program, 4.00%, 6/28/06

Webster County Educational Facilities                            2,290,000          2,290,000
Revenue, 2.30%, 7/1/20, (LOC Wells
Fargo Bank) (b)

Woodbury County (Siouxland Regional                              3,580,000          3,580,000
Cancer Center), 2.30%, 12/1/14, (LOC                                               ----------
Wells Fargo Bank) (b)

                                                                                   60,286,383
                                                                                   ----------
KANSAS  (1.64%)
State Development Finance Authority                             14,000,000         14,000,000
                                                                                   ----------
Revenue (Village Shalom Obligated
Group), 2.30%, 11/15/28, (LOC LaSalle
Bank) (b)

KENTUCKY  (0.57%)
Louisville & Jefferson County Sewer and                          4,830,000          4,830,000
 Drain Systems Revenue, 2.27%, 5/15/23,                                            ----------
 (FSA Insured) (b)

LOUISIANA  (2.20%)
Lake Charles Harbor & Revenue                                    2,800,000          2,800,000
(Conoco Inc.), 2.25%, 9/1/29, (LOC JP
Morgan Chase Bank) (b)

New Orleans GO, 0.00%, 9/1/05,                                  10,000,000          9,965,161
(AMBAC Insured)

South Louisiana Port Commission                                  1,950,000          1,950,000
(Marine Terminal), 2.35%, 7/1/21, (LOC
Bayerische Landesbank) (b)
State Offshore Terminal Authority                                4,105,000          4,105,000
                                                                                   ----------
Deepwater Port Revenue (Loop LLC
Project), 2.29%, 10/1/19, (LOC JP
Morgan Chase Bank) (b)

                                                                                   18,820,161
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MAINE  (0.41%)
State Health & Higher Education                                  3,475,000          3,475,000
(Bowdoin College), 2.24%, 7/1/25, (LOC                                             ----------
 State Street Bank) (b)

MARYLAND  (2.77%)
Montgomery County Housing                                       13,050,000         13,050,000
Opportunities MFHR (Oakwood
Apartments), 2.30%, 11/1/07, (LOC
FHLMC) (b)

Montgomery Indl Dev, 2.35%, 5/1/21                               7,600,000          7,600,000
State Health & Higher Educational                                3,000,000          3,000,000
Facilities, 2.28%, 4/1/35, (LOC U.S.                                               ----------
Bank) (b)

                                                                                   23,650,000
                                                                                   ----------
MASSACHUSETTS  (1.96%)
State Health & Educational Facilities                            2,050,000          2,050,000
Authority  Revenue (Berklee College of
Music), 2.15%, 10/1/27, (MBIA Insured) (b)

State Health & Educational Facilities                              600,000            600,000
Authority Revenue (Capital Assets
Program), 2.26%, 1/1/19, (MBIA Insured) (b)

State Health & Educational Facilities                            3,500,000          3,500,000
Authority Revenue (Capital Assets
Program), 2.18%, 12/1/29, (LOC State
Street B&T) (b)

State Health & Educational Facilities                            8,000,000          8,000,000
Authority Revenue (Capital Assets
Program), 2.35%, 1/1/35, (MBIA Insured) (b)

State Water Resource Authority, 2.26%,                           2,600,000          2,600,000
11/1/26, (FGIC Insured) (b)                                                        ----------
                                                                                   16,750,000
                                                                                   ----------
MICHIGAN  (4.07%)
City of Detroit Sewer Disposal Revenue,                          5,330,000          5,330,000
 2.15%, 7/1/23, (MBIA Insured) (b)


City of Detroit Sewer Disposal Revenue,                          1,805,000          1,805,000
 2.25%, 7/1/29, (MBIA Insured) (b)


Eastern Michigan University, 2.30%,                              2,695,000          2,695,000
6/1/27, (FGIC Insured) (b)

State Anticipation Notes, 2.25%,                                 6,400,000          6,400,000
9/15/08, (FSA Insured) (b)

State Housing Development Authority                              1,585,000          1,585,000
(Rental Housing), 2.21%, 4/1/24, (MBIA
Insured) (b)
State Strategic Fund, 2.30%, 12/1/34,                            5,300,000          5,300,000
(LOC JP Morgan Chase) (b)

State Strategic Fund (Clark Retirement),                         3,015,000          3,015,000
2.30%, 6/1/31, (LOC Fifth Third Bank) (b)

University of Michigan Revenue, 2.21%,                           8,635,000          8,635,000
 4/1/32, (b)                                                                       ----------
                                                                                   34,765,000
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MINNESOTA  (5.07%)
Brown County Revenue (Martin Luther                              2,500,000          2,500,000
College), 2.25%, 9/1/24, (LOC Wells
Fargo) (b)

City of Maple Grove MFHR, 2.25%,                                 2,170,000          2,170,000
11/1/31, (LOC Wells Fargo Bank) (b)

City of Minneapolis MFHR, 2.25%,                                   555,000            555,000
12/1/27, (LOC Wells Fargo Bank) (b)

Inver Grove Heights Senior Housing                               6,500,000          6,500,000
Revenue, 2.30%, 5/15/35, (FNMA
Insured) (b)

Litchfield Independent School District,                          4,900,000          4,916,826
3.00%, 9/30/05, (SD Credit Program
Insured)

Mendota Heights Housing Mortgage                                 1,500,000          1,500,000
Revenue, 2.25%, 11/1/31, (LOC Wells
Fargo Bank) (b)

Midwest Consortium of Minneapolis                                6,525,000          6,525,000
Municipal Utilities, 2.30%, 1/1/25, (LOC
 U.S. Bank) (b)

Minneapolis Housing Development                                  9,010,000          9,010,000
Revenue (Ochestra Hall Associates),
2.27%, 12/1/14, (LOC FHLMC) (b)

Minneapolis Revenue (Catholic Charities                            940,000            940,000
 Projects), 2.30%, 11/1/16, (LOC Wells
Fargo Bank) (b)

St. Paul Housing & Redevelopment                                 2,340,000          2,340,000
Authority Revenue (Science Museum
Project), 2.31%, 5/1/27, (LOC U.S.
Bank) (b)

State Higher Education Facilities                                  820,000            820,000
Authority Revenue (St. Olaf College),
2.30%, 10/1/20, (LOC Harris Trust &
Savings Bank) (b)

State Higher Education Facilities                                5,515,000          5,515,000
Authority Revenue (William Mitchell),                                              ----------
2.30%, 10/1/33, (LOC U.S. Bank) (b)

                                                                                   43,291,826
                                                                                   ----------
MISSISSIPPI  (0.07%)
Jackson County PCR, 2.25%, 6/1/23,                                 600,000            600,000
(Obligor Chevron Texaco Corp.) (b)                                                 ----------

MISSOURI  (1.14%)
St. Charles County IDA, 2.28%, 2/1/29,                           2,000,000          2,000,000
 (LOC FNMA) (b)

State Health & Educational Facilities                            5,000,000          5,000,000
Authority, 2.53%, 6/1/22, (AMBAC
Insured) (b)
State Health & Educational Facilities                            2,700,000          2,700,000
Authority, 2.30%, 11/1/32, (LOC Bank of                                            ----------
 America) (b)

                                                                                    9,700,000
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MONTANA  (0.59%)
State Health Facilities Authority                                5,050,000          5,050,000
Revenue (Health Care Pooled Loan                                                   ----------
Program), 2.30%, 12/1/15, (FGIC
Insured) (b)

NEBRASKA  (0.46%)
Scotts Bluff County Hospital Authority                           3,600,000          3,600,000
Revenue, 2.60%, 12/1/31, (LOC GNMA) (b)

State Educational Finance Authority                                300,000            300,000
Revenue, 2.30%, 3/1/33, (LOC U.S.                                                  ----------
Bank) (b)

                                                                                    3,900,000
                                                                                   ----------
NEVADA  (0.13%)
Clark County Airport Revenue, 2.26%,                             1,100,000          1,100,000
7/1/25, (LOC Westdeutsche Landesbank) (b)                                          ----------


NEW HAMPSHIRE  (0.35%)
State Health & Educational Facilities                              985,000            985,000
Revenue, 2.22%, 7/1/21, (LOC JP
Morgan Chase Bank) (b)

State Health & Educational Facilities                            2,000,000          2,000,000
Revenue, 2.23%, 8/1/31, (FSA Insured) (b)                                          ----------

                                                                                    2,985,000
                                                                                   ----------
NEW JERSEY  (0.04%)
State Economic Development Authority                               305,000            305,000
Revenue, 2.30%, 1/15/18, (LOC                                                      ----------
Citibank) (b)

NEW YORK  (3.24%)
New York City GO, 2.18%, 8/1/13,                                 2,400,000          2,400,000
(MBIA Insured) (b)

New York City GO, 2.34%, 8/1/14,                                 1,000,000          1,000,000
(MBIA Insured) (b)

New York City GO, 2.25%, 8/1/17,                                 4,470,000          4,470,000
(LOC Morgan Guaranty Trust) (b)

New York City GO, 2.25%, 8/1/21,                                   340,000            340,000
(LOC JP Morgan Chase Bank) (b)

New York City Municipal Water                                   14,000,000         14,000,000
Finance Authority Revenue, 2.34%,
6/15/23, (FGIC Insured) (b)

State Energy Research & Development                              3,500,000          3,500,000
Authority PCR, 2.22%, 10/1/14, (FGIC
Insured) (b)

Triborough Bridge & Tunnel Authority,                            2,000,000          2,000,000
 2.23%, 1/1/32, (AMBAC Insured) (b)                                                ----------
                                                                                   27,710,000
                                                                                   ----------
NORTH CAROLINA  (2.81%)
Charlotte Airport Revenue, Series A,                             2,965,000          2,965,000
2.26%, 7/1/16, (MBIA Insured) (b)

City of Greensboro Enterprise System                             2,300,000          2,300,000
Revenue, 2.30%, 6/1/24, (LOC Bank of
America) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Educational Facilities Agency                              2,165,000          2,165,000
Revenue, 2.30%, 1/1/19, (LOC Bank of
America) (b)

State Medical Care Commission                                    3,000,000          3,000,000
Revenue, 2.29%, 10/1/16, (LOC
Wachovia Bank) (b)

State Medical Care Commission                                   13,600,000         13,600,000
Revenue, 2.26%, 11/1/32, (LOC Suntrust                                             ----------
Bank) (b)

                                                                                   24,030,000
                                                                                   ----------
NORTH DAKOTA  (0.48%)
Grand Forks Health Care Facilities                               2,500,000          2,500,000
Revenue (United Hospital), 2.32%,
12/1/25, (LOC La Salle National Bank) (b)

Ward County Health Care Facilities                               1,575,000          1,575,000
Revenue (Trinity Group), 2.35%, 7/1/29,                                            ----------
(LOC U.S. Bank) (b)

                                                                                    4,075,000
                                                                                   ----------
OHIO  (0.30%)
Franklin County Hospital Revenue                                 2,595,000          2,595,000
(OhioHealth), 2.28%, 12/1/28, (LOC                                                 ----------
National City Bank) (b)

OREGON  (0.77%)
State Health & Education Revenue,                                5,115,000          5,115,000
2.27%, 12/1/15, (LOC U.S. Bank) (b)

Tri-County Metropolitan Transportation                           1,440,000          1,440,000
District, 2.25%, 12/1/21, (LOC                                                      ---------
Bayerische Landesbank) (b)

                                                                                    6,555,000
                                                                                   ----------
PENNSYLVANIA  (1.37%)
Delaware County IDA (Airport                                     1,000,000          1,000,000
Facilities), 2.22%, 12/1/15, (Obligor
United Parcel Service) (b)

Montgomery County Redevelopment                                 10,300,000         10,300,000
Authority, 2.22%, 8/15/31, (LOC FNMA) (b)

Schuylkill County IDA, 2.25%,                                      435,000            435,000
12/1/22, (LOC Dexia Group) (b)                                                     ----------
                                                                                   11,735,000
                                                                                   ----------
RHODE ISLAND  (0.51%)
State Health & Education Building                                4,350,000          4,350,000
Corporation, 2.24%, 7/1/31, (LOC Bank                                              ----------
of New York) (b)

SOUTH CAROLINA  (1.91%)
Florence County Hospital Revenue                                 2,800,000          2,800,000
(McLeod Regional Medical Center),
2.25%, 11/1/15, (FGIC Insured) (b)

State Job Development Authority                                  3,900,000          3,900,000
(Catholic Diocese), 2.35%, 9/1/18, (LOC
Bank of America) (b)

State Job Development Authority                                    990,000            990,000
(Orangeburg Regional Medical Center),
2.26%, 2/15/28, (AMBAC Insured) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State MFHR (Charleston Rental                                    8,600,000          8,600,000
Housing), 2.27%, 8/1/31, (FHLMC                                                    ----------
Insured) (b)

                                                                                   16,290,000
                                                                                   ----------
SOUTH DAKOTA  (0.60%)
Lawrence County PCR (Homestake                                     500,000            500,000
Mining Co.), 2.38%, 7/1/32, (LOC JP
Morgan Chase Bank) (b)

Lower Brule Sioux Tribe, 2.30%,                                  2,510,000          2,510,000
12/1/11, (LOC Wells Fargo Bank) (b)

State Health & Educational Facilities                            2,100,000          2,100,000
Authority Revenue (Rapid City Regional                                             ----------
Hospital), 2.30%, 9/1/27, (MBIA Insured) (b)

                                                                                    5,110,000
TENNESSEE  (2.97%)
Clarksville Public Building Authority                            4,055,000          4,055,000
Revenue, 2.30%, 11/1/27, (LOC Bank of
America) (b)

Hamilton County IDR (Aquarium),                                  1,100,000          1,100,000
2.30%, 3/1/15, (LOC Bank of America) (b)

Jackson Energy Authority Wastewater                             17,200,000         17,200,000
Systems Revenue, 2.30%, 12/1/22, (FSA
Insured) (b)

Metropolitan Government Nashville &                              2,985,000          2,985,000
Davidson County, 2.30%, 8/1/18, (LOC                                               ----------
Bank of America) (b)

                                                                                   25,340,000
                                                                                   ----------
TEXAS  (5.31%)
Austin County Industrial Development                             1,050,000          1,050,000
Corporation, 2.28%, 12/1/14, (LOC JP
Morgan Chase Bank) (b)

Bexar County Housing Financial                                   2,300,000          2,300,000
Authority, 2.25%, 9/15/26, (LOC FNMA) (b)

City of Brownsville Utility Systems                              2,720,000          2,720,000
Revenue, 2.27%, 9/1/27, (MBIA Insured) (b)

Gulf Coast IDA, 2.75%, 6/1/25,                                   4,065,000          4,065,000
(Obligor BP Amoco) (b)

Gulf Coast Waste Disposal Authority                              3,000,000          3,000,000
PCR, 2.22%, 6/1/20, (Obligor Exxon
Mobil Corp.) (b)
Harris County Health Facilities                                    975,000            975,000
Authority Revenue, 2.32%, 10/1/29,
(MBIA Insured) (b)

San Antonio Health Facilities Authority                          1,400,000          1,400,000
Revenue (Clinical Foundation Project),
2.30%, 6/1/20, (LOC Wells Fargo Bank) (b)

Splendora Higher Education Facilities                            1,100,000          1,100,000
Revenue, 2.30%, 12/1/26, (LOC Wells
Fargo) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Tax & Revenue Anticipation                                25,000,000         25,057,532
Notes, 3.00%, 8/31/05, (AMBAC
Insured)

Tarrant County Housing Finance Corp.                             3,700,000          3,700,000
Revenue, 2.30%, 2/15/28, (FNMA                                                     ----------
Insured) (b)

                                                                                   45,367,532
                                                                                   ----------
UTAH  (2.30%)
Provo Municipal Building Authority                               2,135,000          2,135,000
Lease, 2.30%, 5/1/12, (LOC Wells Fargo
Bank) (b)

Salt Lake City Revenue (Valley Mental                           12,125,000         12,125,000
Health Project), 2.30%, 12/1/21, (LOC
Wells Fargo) (b)

South Jordan Municipal Building                                  5,400,000          5,400,000
Authority Lease Revenue, 2.30%, 2/1/29,                                            ----------
(LOC BNP Paribas) (b)

                                                                                   19,660,000
                                                                                   ----------
VIRGINIA  (0.80%)
Alexandria IDA (Pooled Loan Project),                            3,090,000          3,090,000
2.30%, 7/1/26, (LOC Bank of America) (b)

Hampton Redevelopment & Housing                                  2,360,000          2,360,000
Authority MFHR (Shoreline Apartments
Project), 2.30%, 12/1/19, (FHLMC
Insured) (b)

Louisa County IDA, 2.30%, 1/1/20,                                1,380,000          1,380,000
(LOC Bank of America) (b)                                                          ----------
                                                                                    6,830,000
                                                                                   ----------
WASHINGTON  (4.35%)
Seattle Municipal Light & Power                                  3,675,000          3,675,000
Revenue, 2.21%, 6/1/21, (LOC Morgan
Guaranty Trust) (b)

Seattle Water System Revenue, 2.14%,                             4,500,000          4,500,000
9/1/25, (LOC Bayerische Landesbank) (b)

Snohomish County Public Utility,                                 6,000,000          6,000,000
2.27%, 12/1/19, (FSA Insured) (b)

State Housing & Finance Commission                               4,700,000          4,700,000
(Evergreen School Project), 2.30%,
7/1/28, (LOC Wells Fargo Bank) (b)

State Housing & Finance Commission                               1,100,000          1,100,000
(Riverview Retirement Project), 2.35%,
7/1/22, (LOC U.S. Bank) (b)
State Housing & Finance Commission                                 910,000            910,000
Nonprofit Housing Revenue (Christa
Ministries), 2.35%, 7/1/11, (LOC U.S.
Bank) (b)

State Housing & Finance Commission                                 925,000            925,000
Nonprofit Revenue (Overlake School
Project), 2.30%, 10/1/29, (LOC Wells
Fargo Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Public Power Supply, 2.26%,                                6,205,000          6,205,000
7/1/12, (MBIA Insured) (b)

State Public Power Supply, 2.27%,                                9,190,000          9,190,000
7/1/18, (LOC JP Morgan Chase Bank) (b)                                            -----------

                                                                                   37,205,000
                                                                                  -----------
WISCONSIN  (1.87%)
School District Cash Flow Management                             5,000,000          5,022,277
Program Certificate Participation, 3.50%,
11/1/05, (LOC U.S.Bank)

State Health & Educational Facilities                            1,840,000          1,840,000
Authority Revenue (Gundersen Lutheran),
2.30%, 12/1/29, (FSA Insured) (b)


State Health & Educational Facilities                              650,000            650,000
Authority Revenue (Meriter Hospital),
2.35%, 12/1/32, (LOC Marshall & Ilsley
Bank) (b)

State Health & Educational Facilities                            1,075,000          1,075,000
Authority Revenue (St. John's United
Church), 2.35%, 2/1/30, (LOC U.S.
Bank) (b)

State Health & Educational Facilities                            7,400,000          7,400,000
Authority Revenue (Wheaton Franciscan),                                           -----------
2.28%, 8/15/16, (FSA Insured) (b)

                                                                                   15,987,277
                                                                                  -----------
WYOMING  (1.22%)
Kemmerer PCR (Exxon Project), 2.22%,                             2,900,000          2,900,000
 11/1/14, (Obligor Exxon Mobil Corp.) (b)

Lincoln County PCR (Exxon Project),                              4,025,000          4,025,000
2.22%, 11/1/14, (Obligor Exxon Mobil
Corp.) (b)

Lincoln County PCR (Exxon Project),                              3,000,000          3,000,000
2.30%, 8/1/15, (Obligor Exxon Mobil
Corp.) (b)

Sweetwater County PCR (Pacificorp                                  500,000            500,000
Project), 2.53%, 1/1/14, (LOC U.S.                                                -----------
Bank) (b)

                                                                                   10,425,000
                                                                                  -----------
TOTAL MUNICIPAL BONDS                                                             810,313,329
                                                                                  -----------

COMMERCIAL PAPER  (7.84%)
FLORIDA  (4.62%)
Florida Municipal Power, 2.40%,                                 16,701,000         16,701,000
8/16/05, CP

Intermountain Power, 2.55%, 10/6/05                              7,000,000          7,000,000
Pinellas County Florida, 2.50%,                                  8,000,000          8,000,000
8/15/05, CP

Pinellas County Florida Education                                7,800,000          7,800,000
Facilities Authority, 2.40%, 8/16/05, CP                                          -----------

                                                                                   39,501,000
                                                                                  -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
LOUISIANA  (3.22%)
Louisiana Public Facilities Authority,                          27,500,000         27,500,000
2.40%, 7/8/05                                                                     -----------

TOTAL COMMERCIAL PAPER                                                             67,001,000
                                                                                  -----------


TOTAL INVESTMENTS (COST $877,314,329) (a)   -   102.66%                           877,314,329
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.66)%                               (22,707,546)
                                                                                  -----------

NET ASSETS   -   100.00%                                                        $ 854,606,783
                                                                                  ===========

------------
(a)    Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on June 30, 2005. The maturity date represents the actual maturity date.

AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

See notes to schedule of investments.

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
COMMERCIAL PAPER  (49.87%)
ASSET BACKED  (19.49%)
Amsterdam Funding Corp., 3.11%,                                $17,000,000      $  16,970,628
7/21/05

Fairway Finance Co. LLC, 3.21%,                                 20,000,000         19,999,776
9/20/05, (b)

Falcon Asset Securitization, 3.13%,                              3,000,000          2,996,348
7/15/05

Liberty Street Funding, 3.25%,                                  30,201,000         30,069,521
8/18/05

Ranger Funding Co. LLC, 3.06%,                                  20,000,000         19,989,733
7/7/05

Sheffield Funding, 3.33%, 7/8/05                                 7,000,000          6,995,468
Sheffield Funding, 3.35%, 9/19/05                               26,450,000         26,253,094
Triple A One, 3.09%, 7/20/05                                    10,000,000          9,983,692
                                                                                  -----------
                                                                                  133,258,260
                                                                                  -----------
BANKS - FOREIGN  (13.97%)
Barclays Bank PLC, 3.22%, 8/24/05                                9,200,000          9,155,564
ING Funding LLC, 3.25%, 9/7/05                                  12,000,000         11,926,333
Northern Rock PLC, 3.09%, 7/5/05                                11,000,000         10,996,260
Royal Bank of Scotland, 3.09%,                                  23,500,000         23,451,590
7/25/05

Svenska, Inc., 3.07%, 7/20/05                                   15,000,000         14,975,735
Westdeutsche Landesbank, 3.05%,                                 25,000,000         25,000,001
7/1/05                                                                            -----------
                                                                                   95,505,483
                                                                                  -----------
FINANCE - AUTOMOTIVE  (1.09%)
Toyota Motor Credit Corp., 3.25%, 9/7/05                         3,000,000          2,981,583

Toyota Motor Credit Corp., 3.30%, 9/15/05                        4,500,000          4,468,650
                                                                                  -----------
                                                                                    7,450,233
                                                                                  -----------
FINANCE - DIVERSIFIED DOMESTIC  (8.18%)
Citigroup Global, 3.37%, 9/1/05, (b)                            16,000,000         16,002,143
General Electric Capital Corp., 3.35%,                          15,000,000         14,885,542
9/21/05

Marshall & Ilsley, 3.04%, 7/15/05                               15,000,000         14,982,267
Merrill Lynch & Co., 3.60%, 6/6/06, (b)                         10,000,000         10,025,781
                                                                                  -----------
                                                                                   55,895,733
                                                                                  -----------
FINANCE - DIVERSIFIED FOREIGN  (2.62%)
Nationwide Building Society, 3.29%,                             18,000,000         17,884,850
9/9/05                                                                            -----------

INFORMATION TECHNOLOGY  (1.46%)
IBM Capital Corp., 3.00%, 7/13/05                               10,000,000          9,990,000
                                                                                  -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
PHARMACEUTICALS  (1.02%)
Sanofi-Aventis, 3.08%, 7/13/05                                   7,000,000          6,992,813
                                                                                  -----------
TRANSPORTATION  (2.04%)
Network Rail Finance PLC, 3.11%,                                14,000,000         13,957,261
8/5/05                                                                            -----------

TOTAL COMMERCIAL PAPER                                                            340,934,633
                                                                                  -----------

CERTIFICATES OF DEPOSIT  (24.63%)
BANKS - DOMESTIC  (9.65%)
Fifth Third Bank, 3.29%, 12/9/05, (b)                           25,000,000         24,995,909
Suntrust Bank, 3.12%, 10/3/05, (b)                              15,000,000         15,001,829
U.S. Bank NA, 3.35%, 12/5/05, (b)                               13,000,000         13,001,602
World Savings Bank, 3.34%, 3/2/06, (b)                          12,975,000         12,976,901
                                                                                  -----------
                                                                                   65,976,241
                                                                                  -----------
BANKS - FOREIGN  (12.05%)
Barclays Bank PLC, 3.20%, 4/18/06, (b)                          20,000,000         19,996,441
BNP Paribas, 3.09%, 7/18/05                                      9,500,000          9,486,138
BNP Paribas, 3.15%, 8/10/05                                     17,500,000         17,438,750
Calyon Bank (NY), 3.13%, 8/1/05                                 11,000,000         10,970,352
Calyon Bank (NY), 3.24%, 2/27/06, (b)                           16,500,000         16,494,537

Credit Suisse First Boston, 3.15%,                               8,000,000          8,000,079
7/8/05, (b)                                                                       -----------
                                                                                   82,386,297
                                                                                  -----------
FINANCE - DIVERSIFIED DOMESTIC  (2.93%)
Bank of America Corp., 3.26%,                                   20,000,000         20,000,000
9/15/05                                                                           -----------

TOTAL CERTIFICATES OF DEPOSIT                                                     168,362,538
                                                                                  -----------

CORPORATE BONDS  (18.95%)
CONGLOMERATES  (1.14%)
Unilever Capital Corp., 6.88%,                                   7,700,000          7,785,071
11/1/05                                                                           -----------

FINANCE - AUTOMOTIVE  (3.25%)
American Honda Finance Corp., 3.22%,                            12,220,000         12,220,571
7/22/05, (b)

American Honda Finance Corp., 3.38%,                            10,000,000          9,999,066
9/19/05, (b)                                                                      -----------
                                                                                   22,219,637
                                                                                  -----------
FINANCE - DIVERSIFIED DOMESTIC  (8.12%)
Goldman Sachs Group, Inc., 3.48%,                               10,000,000         10,015,515
2/21/06, (b)

Merrill Lynch & Co., 3.25%, 7/1/05, (b)                         25,000,000         25,000,001

US Bancorp, 2.75%, 3/30/06                                      12,270,000         12,181,097
Wachovia Corp., 7.45%, 7/15/05                                   8,300,000          8,314,899
                                                                                  -----------
                                                                                   55,511,512
                                                                                  -----------
FOREST PRODUCTS  (1.46%)
Kimberly Clark Corp., 4.50%, 7/30/05                            10,000,000         10,011,902
                                                                                  -----------
INFORMATION TECHNOLOGY  (3.66%)
IBM Corp., 3.14%, 7/7/06, (b)                                   25,000,000         24,998,965
                                                                                  -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MANUFACTURING  (1.32%)
PACCAR Financial Corp., 3.08%,                                   9,000,000          8,999,699
10/20/05, (b)                                                                     -----------

TOTAL CORPORATE BONDS                                                             129,526,786
                                                                                  -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (2.91%)
FEDERAL HOME LOAN BANK  (1.45%)
1.70%, 12/30/05 (c)                                             10,000,000          9,928,378
                                                                                  -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (1.46%)
3.21%, 8/29/05, (b) (c)                                         10,000,000          9,999,215
                                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                           19,927,593
                                                                                  -----------

MUNICIPAL BONDS  (1.91%)
OREGON  (0.40%)
Lake Oswego Redevelopment Agency,                                2,755,000          2,755,000
3.17%, 6/1/20, (b) (LOC Wells Fargo                                               -----------
Bank)

TEXAS  (1.51%)
State of Texas, 3.33%, 6/1/23, (b)                              10,300,000         10,300,000
(Landesbank Hessen Insured)                                                       -----------

TOTAL MUNICIPAL BONDS                                                              13,055,000
                                                                                  -----------

INVESTMENT COMPANIES  (0.18%)
Wells Fargo Prime Investment Money                               1,205,213          1,205,213
Market Fund, Investor Class                                                       -----------

TOTAL INVESTMENT COMPANIES                                                          1,205,213
                                                                                  -----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (3.00%)
Morgan Stanley Money Market Repurchase Agreement                20,506,172         20,506,172
                                                                                  -----------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN                         20,506,172
                                                                                  -----------


TOTAL INVESTMENTS (COST $693,517,935) (a)   -   101.45%                           693,517,935
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (1.45)%                                (9,879,413)
                                                                                  -----------

NET ASSETS   -   100.00%                                                        $ 683,638,522
                                                                                  ===========

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on June 30, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of June 30, 2005


See notes to schedule of investments.

TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
MUNICIPAL BONDS  (93.06%)
ALABAMA  (0.85%)
Mobile Industrial Development Board                             $3,000,000      $   3,000,000
Dock & Wharf Revenue, 2.28%, 6/1/32,
(LOC Wachovia Bank) (b)

Stevenson Industrial Development Board                             250,000            250,000
 Environmental Revenue, 2.27%, 11/1/11,                                            ----------
 (LOC JP Morgan Chase Bank) (b)

                                                                                    3,250,000
                                                                                   ----------
ALASKA  (3.27%)
Valdez Marine Terminal Revenue,                                  6,000,000          6,000,000
2.22%, 10/1/25, (Obligor Exxon Mobil
Corp.) (b)

Valdez Marine Terminal Revenue,                                  3,500,000          3,500,000
2.22%, 12/1/29, (Obligor Exxon Mobil
Corp.) (b)

Valdez Marine Terminal Revenue,                                  1,000,000          1,000,000
2.27%, 12/1/33, (Obligor Exxon Mobil
Corp) (b)

Valdez Marine Terminal Revenue,                                  2,000,000          2,000,000
2.27%, 12/1/33, (Obligor Exxon Mobil                                               ----------
Corp.) (b)

                                                                                   12,500,000
                                                                                   ----------
ARIZONA  (2.00%)
Apache County IDR, 2.23%, 12/15/18,                              1,400,000          1,400,000
(LOC Credit Suisse First Boston) (b)

Apache County IDR, 2.23%, 12/15/18,                              1,300,000          1,300,000
(LOC Bank of New York) (b)

Maricopa County Arizona University                               3,535,000          3,535,000
School District, 5.00%, 7/1/05, (FGIC
Insured)

Phoenix IDA, 2.30%, 4/1/28, (LOC                                 1,400,000          1,400,000
Wells Fargo Bank) (b)                                                              ----------
                                                                                    7,635,000
                                                                                   ----------
CALIFORNIA  (8.04%)
East Bay Municipal Water Systems                                13,830,000         13,829,999
Revenue, 2.21%, 6/1/25, (FSA Insured)
(b)

Irvine Improvement Bond, 2.30%,                                  1,455,000          1,455,000
9/2/25, (LOC Bank of America) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

Irvine Ranch Water District, 2.30%,                                500,000            500,000
11/15/13, (LOC Landesbank
Hessen-Thuringen) (b)
Kern Water Bank Authority Revenue,                               3,600,000          3,600,000
2.14%, 7/1/28, (LOC Wells Fargo Bank)
(b)

Los Angeles Regional Airports (LAX),                             3,870,000          3,870,000
2.26%, 12/1/25, (LOC Societe Generale)
(b)

Los Angeles Unified School District                                700,000            700,000
(Belmont Learning Complex), 2.16%,
12/1/17, (LOC Bank of New York) (b)

Orange County Apartment Development                              6,500,000          6,500,000
Revenue (Bear Brand Apartments), 2.21%,
 11/1/07, (LOC Freddie Mac) (b)


State Health Care Facilities Financing                             250,000            250,000
Authority Revenue (Scripps Memorial
Hospital), 2.06%, 12/1/15, (MBIA
Insured) (b)

Statewide Communities Development                                   70,000             70,000
Authority Events (Motion Picture & TV),                                            ----------
 2.12%, 3/1/31, (LOC BNP Paribas) (b)

                                                                                   30,774,999
                                                                                   ----------
COLORADO  (6.64%)
Castlewood Ranch Metropolitan District,                          1,000,000          1,000,000
 2.30%, 12/1/34, (LOC U.S. Bank) (b)


Colorado Springs Revenue (Pikes Peak                               540,000            540,000
Mental Health), 2.30%, 3/15/23, (LOC
Wells Fargo Bank) (b)

Colorado Springs Revenue (YMCA                                     500,000            500,000
Pikes Peak), 2.30%, 11/1/22, (LOC Wells
 Fargo Bank) (b)

Crystal Valley Metropolitan District,                            4,300,000          4,300,000
2.30%, 10/1/34, (LOC Wells Fargo Bank)
 (b)

Denver City & County Convention                                  1,600,000          1,600,000
Center, 2.30%, 9/1/25, (FSA Insured)
(b)

Douglas County MFHR (Autumn                                        600,000            600,000
Chase), 2.27%, 12/1/29, (LOC Freddie
Mac) (b)

Dove Valley Metropolitan District                                2,545,000          2,545,000
(Arapahoe County), 1.95%, 11/1/21,
(LOC BNP Paribas) (b)

Parker Automotive Metropolitan                                   4,510,000          4,510,000
District, 2.85%, 12/1/34, (LOC U.S.
Bank NA) (b)

State Educational & Cultural Facilites                           1,600,000          1,600,000
Authority (Regis Jesuit High School),
2.30%, 12/1/33, (LOC Wells Fargo Bank)
 (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Educational & Cultural Facilities                          2,400,000          2,400,000
Authority (Denver Seminary), 2.30%,
7/1/24, (LOC Wells Fargo Bank) (b)
State Health Facilities Authority                                1,900,000          1,900,000
Revenue (Craig Hospital), 2.30%,
12/1/20, (LOC Wells Fargo Bank) (b)

Superior/McCaslin Interchange                                    1,985,000          1,985,000
Metropolitan District, 2.10%, 11/15/24,
(LOC U.S. Bank) (b)

Tower Metropolitan District, 4.00%,                              1,930,000          1,940,608
12/1/30                                                                            ----------
                                                                                   25,420,608
                                                                                   ----------
DISTRICT OF COLUMBIA  (0.39%)
Galleria Metropolitan District, 2.30%,                           1,485,000          1,485,000
12/1/29, (LOC Wells Fargo Bank) (b)                                                ----------

FLORIDA  (3.79%)
Broward County Educational Facility                              2,200,000          2,200,000
Authority Revenue (Nova Southeastern
University), 2.28%, 4/1/24, (LOC Bank of
 America) (b)

Collier County Health Facilities                                   900,000            900,000
Authority (The Moorings Inc.), 2.28%,
12/1/24, (LOC Wachovia Bank) (b)

Dade County IDA (Dolphins Stadium),                              1,900,000          1,900,000
2.22%, 1/1/16, (LOC Societe Generale)
(b)

Dade County Water & Sewer Systems                                   75,000             75,000
Revenue, 2.26%, 10/5/22, (FGIC Insured)
 (b)

Indiana River County Revenue (St.                                1,900,000          1,900,000
Edward's School), 2.29%, 7/1/27, (LOC
Wachovia Bank) (b)

Lee County Health Care Facilities                                1,000,000          1,000,000
Revenue (Hope Hospice Project), 2.28%,
10/1/23, (LOC Suntrust Bank) (b)

St. John's County IDA Health Care                                   40,000             40,000
(Glenmore St. John's), 2.28%, 1/1/07,
(LOC LaSalle Bank) (b)

State Housing Finance Agency, 2.14%,                             2,200,000          2,200,000
7/1/07, (LOC Freddie Mac) (b)

State Housing Finance Agency, 2.14%,                             3,090,000          3,090,000
2/1/08, (LOC Freddie Mac) (b)

Sunshine State Government Finance                                1,200,000          1,200,000
Committee, 2.22%, 7/1/16, (AMBAC                                                   ----------
Insured) (b)

                                                                                   14,505,000
                                                                                   ----------
GEORGIA  (5.56%)
Clayton County MFHR (BS Partners),                               1,415,000          1,415,000
2.27%, 9/1/26, (LOC Fannie Mae) (b)

DeKalb Private Hospital Authority                                  900,000            900,000
(Children's Health Care Project), 2.28%,
12/1/28, (LOC Suntrust Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

DeKalb Private Hospital Authority                                1,700,000          1,700,000
(Egleston Children's Hospital), 2.28%,
3/1/24, (LOC Suntrust Bank) (b)

Fulton County Development Authority                              4,450,000          4,450,000
(St. George Village), 2.30%, 4/1/34,
(LOC Bank of America) (b)
Marietta MFHR, 2.27%, 5/15/07,                                   3,600,000          3,600,000
(FNMA Collateralized) (b)

Metropolitan Atlanta Rapid Transit                               9,200,000          9,200,000
Authority, 2.22%, 7/1/25, (LOC                                                     ----------
Bayerische Landesbank) (b)

                                                                                   21,265,000
                                                                                   ----------
IDAHO  (3.43%)
Idaho Tax Anticipation Notes, 4.00%,                            10,000,000         10,132,100
6/30/06

State Health Facilities Revenue (St.                             3,000,000          3,000,000
Luke's Medical Center), 2.26%, 7/1/30,                                             ----------
(FSA Insured) (b)

                                                                                   13,132,100
ILLINOIS  (5.72%)
Chicago O'Hare International Airport                             2,400,000          2,400,000
Revenue, 2.19%, 1/1/15, (LOC Societe
Generale) (b)

Chicago Water Revenue (Second Lien),                             5,000,000          5,000,000
2.23%, 11/1/31, (MBIA Insured) (b)

Crestwood Tax Increment Revenue,                                 3,000,000          3,000,000
2.33%, 12/1/23, (LOC Fifth Third Bank)
(b)

Galesburg Revenue (Knox College),                                1,800,000          1,800,000
2.37%, 3/1/31, (LOC LaSalle Bank) (b)

State Development Finance Authority                              2,850,000          2,850,000
Revenue (Westside Health), 2.31%,
12/1/29, (LOC LaSalle Bank) (b)

State Health Facilities Authority                                2,400,000          2,400,000
Revenue (Memorial Health Systems),
2.35%, 10/1/22, (LOC JP Morgan Chase
Bank) (b)

State Health Facilities Authority                                4,450,000          4,450,000
Revenue (University of Chicago                                                     ----------
Hospitals), 2.21%, 8/15/26, (MBIA
Inusred) (b)

                                                                                   21,900,000
                                                                                   ----------
INDIANA  (1.27%)
State Health Facilities Finance Authority                          935,000            935,000
 Revenue (Anthony Wayne Rehabilitation
Center), 2.30%, 2/1/31, (LOC Wells
Fargo Bank) (b)

State Health Facilities Finance Authority                          100,000            100,000
 Revenue (Capital Access Designated
Pool), 2.30%, 1/1/12, (LOC Comerica
Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Health Facilities Finance Authority                        2,330,000          2,330,000
 Revenue (Deaconess Hospital), 2.28%,
1/1/22, (LOC Fifth Third Bank) (b)


State Health Facilities Finance Authority                          800,000            800,000
 Revenue (Golden Years Homestead),
2.30%, 6/1/12, (LOC Wells Fargo Bank)
(b)
State Hospital Equipment Finance                                   700,000            700,000
Authority Revenue, 2.30%, 12/1/15,                                                 ----------
(MBIA Insured) (b)

                                                                                    4,865,000
                                                                                   ----------
IOWA  (6.55%)
State Finance Authority Revenue                                  1,435,000          1,435,000
(Mississippi Valley Regional Blood
Center), 2.30%, 2/1/23, (LOC Wells
Fargo Bank) (b)

State Finance Authority Revenue                                    705,000            705,000
(Putnam Museum of History), 2.30%,
5/1/12, (LOC Wells Fargo Bank) (b)

State Higher Education Authority                                 1,000,000          1,000,000
Revenue (Loras College), 2.30%, 11/1/30,
 (LOC LaSalle Bank) (b)

State Higher Education Authority                                 1,890,000          1,890,000
Revenue (Palmer Chiropractic), 2.31%,
4/1/27, (LOC LaSalle Bank) (b)

State Higher Education Loan Authority                            1,105,000          1,105,000
Revenue (Mount Mercy College Project),
2.30%, 7/1/25, (LOC Bank of America)
(b)

State Higher Education Loan Authority                              100,000            100,000
Revenue (Private Colleges), 2.30%,
11/1/32, (LOC LaSalle Bank) (b)

State School Cash Anticipation                                   3,000,000          3,020,579
Program, 3.50%, 1/27/06, (FSA
Insured)

State School Cash Anticipation                                  11,000,000         11,145,534
Program, 4.00%, 6/28/06

Webster County Educational Facilities                            2,510,000          2,510,000
Revenue, 2.30%, 7/1/20, (LOC Wells
Fargo Bank) (b)

Woodbury County Educational Facilities                           2,150,000          2,150,000
Revenue, 2.35%, 11/1/16, (LOC U.S.                                                 ----------
Bank) (b)

                                                                                   25,061,113
                                                                                   ----------
KANSAS  (0.59%)
Olathe Health Facilities Revenue,                                  450,000            450,000
2.30%, 9/1/32, (AMBAC Insured) (b)

State Development Finance Authority                              1,810,000          1,810,000
Revenue (Village Shalom Obligated                                                  ----------
Group), 2.30%, 11/15/28, (LOC LaSalle
Bank) (b)

                                                                                    2,260,000
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
LOUISIANA  (2.28%)
East Baton Rouge PCR, 2.30%,                                     1,735,000          1,735,000
11/1/19, (Obligor Exxon Mobil Corp.)
(b)

New Orleans GO, 0.00%, 9/1/05,                                   3,500,000          3,487,806
(AMBAC Insured)

State Offshore Terminal Authority                                3,500,000          3,500,000
Deepwater Port Revenue (Loop LLC                                                   ----------
Project), 2.29%, 10/1/19, (LOC JP
Morgan Chase Bank) (b)
                                                                                    8,722,806
                                                                                   ----------
MARYLAND  (3.50%)
Montgomery County Housing                                        8,900,000          8,900,000
Opportunities MFHR (Oakwood
Apartments), 2.30%, 11/1/07, (LOC
FHLMC) (b)

Montgomery Indl Dev, 2.35%, 5/1/21                               2,500,000          2,500,000
State Health & Higher Education                                  2,010,000          2,010,000
Facilities Revenue (Pooled Loan                                                    ----------
Program), 2.26%, 1/1/29, (LOC Bank of
America) (b)

                                                                                   13,410,000
                                                                                   ----------
MASSACHUSETTS  (4.42%)
State Health & Educational Facilities                           11,500,000         11,500,000
Authority Revenue (Capital Assets
Program), 2.18%, 12/1/29, (LOC State
Street B&T) (b)

State Health & Educational Facilities                            3,500,000          3,500,000
Authority Revenue (Capital Assets
Program), 2.35%, 1/1/35, (MBIA Insured)
 (b)

State Water Resources Authority,                                 1,900,000          1,900,000
2.17%, 4/1/28, (AMBAC Insured) (b)                                                 ----------
                                                                                   16,900,000
                                                                                   ----------
MICHIGAN  (0.91%)
Kent Hospital Finance Authority                                    300,000            300,000
Revenue (Spectrum Health), 2.28%,
1/15/26, (MBIA Insured) (b)

Northern Michigan University Revenue                             2,615,000          2,615,000
Bonds, 2.30%, 6/1/31, (FGIC Insured)
(b)

State Strategic Fund (Clark Retirement),                           585,000            585,000
2.30%, 6/1/31, (LOC Fifth Third Bank)                                              ----------
(b)

                                                                                    3,500,000
                                                                                   ----------
MINNESOTA  (2.53%)
Arden Hills Housing & Healthcare                                   693,000            693,000
Facilities Revenue, 2.35%, 9/1/29, (LOC
U.S. Bank) (b)

Midwest Consortium of Minneapolis                                1,165,000          1,165,000
Municipal Utilities, 2.30%, 1/1/25, (LOC
 U.S. Bank) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

Minneapolis Revenue (Catholic Charities                            800,000            800,000
 Projects), 2.30%, 11/1/16, (LOC Wells
Fargo Bank) (b)

Minnetonka MFHR (Minnetonka Hills                                1,200,000          1,200,000
Apartments), 2.30%, 11/15/31, (FNMA
Insured) (b)

State Higher Education Facilities                                  900,000            900,000
Authority Revenue (St. Olaf College),
2.30%, 10/1/20, (LOC Harris Trust &
Savings Bank) (b)
State Higher Education Facilities                                1,400,000          1,400,000
Authority Revenue (St. Olaf College),
2.30%, 10/1/30, (LOC Harris Trust &
Savings Bank) (b)

State School District Tax & Aid                                  3,500,000          3,506,244
Anticipation Borrowing Program                                                      ---------
Certificates, 3.00%, 9/2/05, (School
District Credit Program Insured)

                                                                                    9,664,244
                                                                                    ---------
MISSISSIPPI  (0.13%)
Jackson County PCR, 2.25%, 6/1/23,                                 500,000            500,000
(Obligor Chevron Texaco Corp.) (b)                                                  ---------

MISSOURI  (0.57%)
State Development Finance Board Lease                              695,000            695,000
Revenue (Associated Municipal Utilities
Lease), 2.35%, 6/1/33, (LOC U.S. Bank)
(b)

State Health & Educational Facilities                            1,000,000          1,000,000
Authority, 2.30%, 11/1/32, (LOC Bank of
 America) (b)

State Health & Educational Facilities                              500,000            500,000
Authority Revenue (Bethesda Health                                                  ---------
Group), 2.35%, 8/1/31, (LOC U.S. Bank)
 (b)

                                                                                    2,195,000
                                                                                    ---------
MONTANA  (0.14%)
Forsysth PCR (Pacificorp Project),                                 550,000            550,000
2.53%, 1/1/18, (LOC JP Morgan Chase                                                 ---------
Bank) (b)

NEBRASKA  (1.57%)
Lancaster County Hospital Authority                              3,700,000          3,700,000
Health Facilities Revenue (Immanuel),
2.32%, 7/1/30, (LOC LaSalle Bank) (b)

State Educational Finance Authority                              2,300,000          2,300,000
Revenue, 2.30%, 3/1/33, (LOC U.S.                                                   ---------
Bank) (b)

                                                                                    6,000,000
                                                                                    ---------
NEVADA  (1.31%)
Director State Department Business &                             5,000,000          5,000,000
Industry (Nevada Cancer Institute), 2.30%,                                          ---------
 12/1/33, (LOC Bank of America) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

NEW JERSEY  (0.89%)
State Sports & Exposition Authority                              3,400,000          3,400,000
Contract, 2.20%, 9/1/24, (MBIA Insured)                                            ----------
(b)

NEW YORK  (5.87%)
New York City GO, 2.18%, 8/15/09,                                3,300,000          3,300,000
(MBIA Insured) (b)

New York City GO, 2.18%, 8/15/11,                                  900,000            900,000
(MBIA Insured) (b)

New York City GO, 2.18%, 8/1/13,                                   500,000            500,000
(MBIA Insured) (b)
New York City GO, 2.34%, 8/1/18,                                   300,000            300,000
(LOC JP Morgan Chase Bank) (b)

New York City GO, 2.18%, 8/15/22,                                2,325,000          2,325,000
(MBIA Insured) (b)

New York City GO, 2.23%, 11/1/24,                                2,160,000          2,160,000
(AMBAC Insured) (b)

New York City Municipal Water                                    9,600,000          9,600,000
Finance Authority Revenue, 2.34%,
6/15/22, (FGIC Insured) (b)

New York City Municipal Water                                    2,400,000          2,400,000
Finance Authority Revenue, 2.34%,
6/15/23, (FGIC Insured) (b)

State Local Government Assistance                                  985,000            985,000
Program, 2.20%, 4/1/25, (LOC Bank of                                               ----------
Nova Scotia) (b)

                                                                                   22,470,000
                                                                                   ----------
NORTH CAROLINA  (0.26%)
State Medical Care Commumity                                     1,000,000          1,000,000
Hospital Revenue (Pooled Financing                                                 ----------
Project), 2.38%, 10/1/13, (LOC First
Union National Bank) (b)

NORTH DAKOTA  (1.89%)
Grand Forks Health Care Facilities                               5,500,000          5,500,000
Revenue (United Hospital), 2.32%,
12/1/25, (LOC La Salle National Bank)
(b)

Grand Forks Hospital Facilities Revenue                            900,000            900,000
 (United Hospital), 2.32%, 12/1/16, (LOC
 LaSalle Bank) (b)

Ward County Health Care Facilities                                 845,000            845,000
Revenue (Trinity Group), 2.35%, 7/1/29,                                            ----------
(LOC U.S. Bank) (b)

                                                                                    7,245,000
                                                                                   ----------
OHIO  (1.51%)
Franklin County Hospital Revenue                                 5,150,000          5,150,000
(OhioHealth), 2.28%, 12/1/28, (LOC
National City Bank) (b)

Warren County Health Care Facilities                               645,000            645,000
Revenue (Otterbein Homes Project),                                                 ----------
2.43%, 7/1/23, (LOC Fifth Third Bank)
(b)

                                                                                    5,795,000
                                                                                   ----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------
SOUTH DAKOTA  (0.26%)
Lawrence County PCR (Homestake                                   1,000,000          1,000,000
                                                                                   ----------
Mining Co.), 2.38%, 7/1/32, (LOC JP
Morgan Chase Bank) (b)

TEXAS  (4.60%)
Aldine Independent School District,                              3,750,000          3,750,000
2.75%, 6/15/28, (PSF Insured) (b)

Austin County Industrial Development                             2,600,000          2,600,000
Corporation, 2.28%, 12/1/14, (LOC JP
Morgan Chase Bank) (b)
Bexar County Housing Financial                                   4,200,000          4,200,000
Authority, 2.25%, 9/15/26, (LOC FNMA)
 (b)

Lower Neches Valley Authority IDR,                               1,500,000          1,500,000
2.27%, 11/1/29, (Obligor Exxon Mobil
Corp.) (b)

Splendora Higher Education Facilities                            2,000,000          2,000,000
Revenue, 2.30%, 12/1/26, (LOC Wells
Fargo) (b)

State Tax & Revenue Anticipation                                 3,530,000          3,538,124
Notes, 3.00%, 8/31/05, (AMBAC                                                      ----------
Insured)

                                                                                   17,588,124
                                                                                   ----------
UTAH  (0.58%)
Salt Lake City Revenue (Valley Mental                            1,425,000          1,425,000
Health Project), 2.30%, 12/1/21, (LOC
Wells Fargo) (b)

Sanpete County School Facilities                                   805,000            805,000
Revenue (Wasatch Academy), 2.35%,                                                  ----------
8/1/28, (LOC U.S. Bank) (b)

                                                                                    2,230,000
                                                                                   ----------
VIRGINIA  (0.88%)
Alexandria IDA (Pooled Loan Project),                              910,000            910,000
2.30%, 7/1/26, (LOC Bank of America)
(b)

Peninsula Ports Authority Coalition                                900,000            900,000
Term Revenue (Dominion Term Project),
2.26%, 7/1/16, (LOC Citibank) (b)

Roanoke County Industrial Development                            1,550,000          1,550,000
 Authority Healthcare Facilities Revenue                                           ----------
(Friendship Manor Inc.), 2.29%, 10/1/15,
(LOC Wachovia Bank) (b)


                                                                                    3,360,000
                                                                                   ----------
WASHINGTON  (7.38%)
Seattle Water Systems Revenue, 2.30%,                            8,530,000          8,530,000
3/1/32, (LOC Bayerische Landesbank)
(b)

Snohomish County Public Utility,                                 2,200,000          2,200,000
2.27%, 12/1/19, (FSA Insured) (b)

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

State Health Care Facilities Authority                           4,800,000          4,800,000
Revenue (Mason Medical Center), 2.26%,
2/15/27, (MBIA Insured) (b)

State Health Care Facilities Revenue                             5,185,000          5,185,000
(Empire Health Services), 2.25%, 11/1/23,
 (LOC U.S. Bank) (b)

State Housing & Finance Commission                               4,675,000          4,675,000
Nonprofit Revenue (Overlake School
Project), 2.30%, 10/1/29, (LOC Wells
Fargo Bank) (b)

State Public Power Supply, 0.00%,                                1,225,000          1,225,000
7/1/05, (MBIA Insured)

State Public Power Supply, 2.26%,                                  945,000            945,000
7/1/12, (MBIA Insured) (b)
State Public Power Supply, 2.27%,                                  700,000            700,000
7/1/17, (LOC Bank of America) (b)                                                 -----------
                                                                                   28,260,000
                                                                                  -----------
WISCONSIN  (1.02%)
School District Cash Flow Management                             2,500,000          2,511,138
Program Certificate Participation, 3.50%,
11/1/05, (LOC U.S.Bank)

State Health & Educational Facilities                            1,400,000          1,400,000
Authority Revenue (Divine Savior                                                  -----------
Healthcare), 2.32%, 5/1/32, (LOC U.S.
Bank) (b)

                                                                                    3,911,138
WYOMING  (2.46%)
Kemmerer PCR (Exxon Project), 2.22%,                             2,700,000          2,700,000
 11/1/14, (Obligor Exxon Mobil Corp.)
(b)

Lincoln County PCR (Exxon Project),                              1,700,000          1,700,000
2.22%, 11/1/14, (Obligor Exxon Mobil
Corp.) (b)

Lincoln County PCR (Exxon Project),                              1,200,000          1,200,000
2.22%, 11/1/14, (Obligor Exxon Mobil
Corp.) (b)

Sublette County PCR (Exxon Project),                             2,800,000          2,800,000
2.30%, 11/1/14, (Obligor Exxon Mobil
Corp.) (b)

Sweetwater County PCR (Pacificorp                                1,000,000          1,000,000
Project), 2.53%, 1/1/14, (LOC U.S.                                                -----------
Bank) (b)

                                                                                    9,400,000
                                                                                  -----------
TOTAL MUNICIPAL BONDS                                                             356,155,132
                                                                                  -----------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------       --------------

COMMERCIAL PAPER  (3.14%)
FLORIDA  (1.05%)
Intermountain Power, 2.55%, 10/6/05                              4,000,000          4,000,000
                                                                                  -----------

LOUISIANA  (2.09%)
Louisiana Public Facilities Authority,                           8,000,000          8,000,000
2.40%, 7/8/05                                                                     -----------

TOTAL COMMERCIAL PAPER                                                             12,000,000
                                                                                  -----------

INVESTMENT COMPANIES  (0.78%)
Federated Tax Exempt Money Market Fund                           2,978,883          2,978,883
                                                                                  -----------

TOTAL INVESTMENT COMPANIES                                                          2,978,883
                                                                                  -----------


TOTAL INVESTMENTS (COST $371,134,015) (a)   -   96.98%                            371,134,015
OTHER ASSETS IN EXCESS OF LIABILITIES   -   3.02%                                  11,562,916
                                                                                  -----------

NET ASSETS   -   100.00%                                                        $ 382,696,931
                                                                                  ===========

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the schedule of investments is the rate in effect on June 30, 2005. The maturity date represents the actual maturity date.

AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

See notes to schedule of investments.

                       Notes to Schedules of Investments
                           June 30, 2005 (unaudited)

SECURITY VALUATION:

The value of an equity security traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost. If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board approved pricing and valuation procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities are generally valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases and also where a security price is unavailable from a pricing service, the Board has approved pricing and valuation procedures to determine a security's fair value. Investments in open-end investment companies are valued at net asset value.

Security transactions are accounted for on the date the security is bought or sold ("trade date"). Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Funds do not invest in any unrated securities.

As of June 30, 2005, the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                    Continued

                                                                                                                   Net Unrealized
                                                                                                                    Appreciation
                                   Tax Cost of Securities  Unrealized Appreciation  Unrealized Depreciation        (Depreciation)
                                   ----------------------  -----------------------  -----------------------        --------------
Large Cap Growth Fund                   $153,457,720              $18,687,078            ($10,301,165)              $8,385,913
Mid Cap Growth Fund                       93,475,976               15,677,625              (2,170,383)              13,507,242
Small Cap Growth Fund                     10,327,786                2,770,871                (659,059)               2,111,812
Enterprise Fund                          277,061,052               92,158,356             (11,908,655)              80,249,701
Enterprise Small Cap Fund                 52,625,688               22,288,181              (2,679,061)              19,609,120
Value Fund                               264,496,325              115,758,710              (4,849,921)             110,908,789
Microcap Value Fund                      172,612,260               75,000,910             (15,384,166)              59,616,744
Small Cap International Fund               4,746,759                1,625,771                (354,736)               1,271,035
Government Income Fund                     9,370,184                   17,089                 (24,583)                  (7,494)
Quality Fixed Income Fund                 88,093,500                1,787,409                (416,645)               1,370,764
Tax-Free Income Fund                      22,658,549                1,929,020                       -                1,929,020




INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Principal repayment of gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

FINANCIAL INSTRUMENTS:

The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give a Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the period ended June 30, 2005.

The Funds may engage in when-issued (to be announced) transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily as of the trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date. There were no when-issued securities in the Funds as of June 30, 2005.

                                    Continued

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. The Funds may hold non-dollar denominated securities and these securities and other assets and liabilities of the Funds denominated in a foreign currency are translated daily into U.S. dollars at current exchange rates from time to time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not separately disclose that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes in rates are included with the net realized and unrealized gain or loss from investments and foreign currencies. Net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market of the collateral remains in excess of the repurchase agreement in the event of a default. As of June 30, 2005, there were no repurchase agreements outstanding for any of the Funds.

SECURITIES LENDING:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days;
(3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33?% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo Bank") a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Fund assumes all risk of loss arising out of collateral investment loss and any resulting collateral deficiencies.


                                    Continued

As of June 30, 2005, the following Funds had securities with the following market values on loan:


                                                         Value of Securities
                                                                Loaned            Value of Collateral
                                                    -------------------------   ---------------------
Large Cap Growth Fund                                        $21,350,250              $21,387,754
Mid Cap Growth Fund                                           15,942,485               15,970,527
Enterprise Fund                                               35,213,142               35,275,214
Enterprise Small Cap Fund                                      9,440,929                9,457,469
Value Fund                                                    52,304,282               52,458,479
Government Income Fund                                         1,552,851                1,555,505
Quality Fixed Income Fund                                     11,360,173               11,380,189
Prime Money Market Fund                                       78,195,000               78,457,919
Institutional Prime Money Market Fund                         20,437,500               20,506,172

The cash collateral received was pooled and invested into the following:


                                                                                                     Enterprise
                                                        Large Cap       Mid Cap       Enterprise     Small Cap
                                                       Growth Fund    Growth Fund        Fund           Fund       Value Fund
                                                       -----------   ------------   ------------   -----------    -----------
American Express Centurion Bank, 3.17%, 3/3/2006         $ 147,173      $ 109,896      $ 242,736      $ 65,079      $ 346,448
American General Finance, 3.22%, 7/14/2005                 735,676        549,339      1,213,364       325,309      1,731,791
Beta Financial, Inc., 3.32%, 6/2/2006                      882,944        659,306      1,456,255       390,430      2,078,461
Cedar Springs Capital Company, LLC., 3.14%, 7/14/2005       93,018         69,458        153,417        41,132        218,966
Cedar Springs Capital Company, LLC., 3.14%, 7/20/2005      147,749        110,326        243,685        65,333        347,802
Cedar Springs Capital Company, LLC., 3.25%, 8/22/2005      563,402        420,700        929,230       249,131      1,326,256
Crown Point Capital Co., LLC., 3.10%, 8/8/2005             586,440        437,903        967,226       259,318      1,380,487
Danske Corp., 3.13%, 7/15/2005                             323,286        241,402        533,202       142,954        761,020
Dexia Delaware, LLC., 3.23%, 8/24/2005                      73,468         54,859        121,171        32,487        172,944
DNB Northern Bank, 3.10%, 7/14/2005                        409,593        305,849        675,550       181,118        964,188
Dorada Finance Inc., 3.33%, 7/15/2005                      588,506        439,445        970,633       260,232      1,385,350
Five Finance Inc., 3.13%, 7/21/2005                        367,136        274,145        605,523       162,344        864,242
Fortis Bank, 3.12%, 7/26/2005                              439,764        328,378        725,311       194,460      1,035,209
Links Finance LLC, 3.09%, 1/30/2006                        823,924        615,236      1,358,914       364,332      1,939,528
Liquid Funding, Ltd., 3.08%, 7/1/2005                      882,732        659,148      1,455,906       390,336      2,077,962
Metlife Global Funding 1, Variable Rate, 3/6/2006          735,492        549,202      1,213,061       325,228      1,731,358
Morgan Stanley, 3.52%, 1/13/2006                           735,610        549,290      1,213,255       325,280      1,731,635
Morgan Stanley, 3.52%, 2/3/2006                            176,546        131,830        291,181        78,067        415,592
Neptune Funding Corp., 3.10%, 7/6/2005                     147,056        109,809        242,542        65,027        346,171
Northern Rock PLC, Variable Rate, 1/13/2006                735,919        549,521      1,213,765       325,417      1,732,362
Royal Bank of Scotland, 3.13%, 7/15/2005                   264,483        197,493        436,217       116,952        622,597
Scaldis Capital Limited, 3.12%, 7/26/2005                  413,942        309,096        682,723       183,041        974,425
Sedna Finance, Inc., 3.10%, 7/14/2005                      911,080        680,316      1,502,661       402,871      2,144,694
Solitaire Funding, LLC, 3.12%, 7/21/2005                   881,125        657,948      1,453,256       389,626      2,074,180
UBS Finance (Delaware) LLC., 3.12%, 7/22/2005              337,734        252,191        557,031       149,343        795,031
White Pine Finance, LLC., Variable Rate, 7/25/2005         587,205        438,474        968,488       259,657      1,382,288
Morgan Stanley Repurchase Agreement, 3.49%, 7/1/2005     8,396,751      6,269,967     13,848,911     3,712,965     19,766,050
ING Barings, LOC, 9/12/2005                                      -              -              -             -        359,289
KBC, LOC, 8/24/2005                                              -              -              -             -        790,892
Lloyds TSB, LOC, 9/13/2005                                       -              -              -             -        961,261
                                                       -----------   ------------   ------------   -----------    -----------
Total Collateral Held                                  $21,387,754   $ 15,970,527   $ 35,275,214   $ 9,457,469    $52,458,479
                                                       ===========   ============   ============   ===========    ===========


                                                                                Government       Quality Fixed
                                                                               Income Fund         Income Fund
                                                                           -----------------  -----------------
American Express Centurion Bank, 3.17%, 3/3/2006                                   $ 10,704           $ 78,309
American General Finance, 3.22%, 7/14/2005                                           53,505            391,445
Beta Financial, Inc., 3.32%, 6/2/2006                                                64,215            469,805
Cedar Springs Capital Company, LLC., 3.14%, 7/14/2005                                 6,765             49,494
Cedar Springs Capital Company, LLC., 3.14%, 7/20/2005                                10,746             78,615
Cedar Springs Capital Company, LLC., 3.25%, 8/22/2005                                40,976            299,780
Crown Point Capital Co., LLC., 3.10%, 8/8/2005                                       42,651            312,038
Danske Corp., 3.13%, 7/15/2005                                                       23,512            172,017
Dexia Delaware, LLC., 3.23%, 8/24/2005                                                5,343             39,091
DNB Northern Bank, 3.10%, 7/14/2005                                                  29,789            217,940
Dorada Finance Inc., 3.33%, 7/15/2005                                                42,801            313,137
Five Finance Inc., 3.13%, 7/21/2005                                                  26,701            195,349
Fortis Bank, 3.12%, 7/26/2005                                                        31,983            233,994
Links Finance LLC, 3.09%, 1/30/2006                                                  59,923            438,401
Liquid Funding, Ltd., 3.08%, 7/1/2005                                                64,200            469,692
Metlife Global Funding 1, Variable Rate, 3/6/2006                                    53,491            391,347
Morgan Stanley, 3.52%, 1/13/2006                                                     53,500            391,410
Morgan Stanley, 3.52%, 2/3/2006                                                      12,840             93,938
Neptune Funding Corp., 3.10%, 7/6/2005                                               10,695             78,247
Northern Rock PLC, Variable Rate, 1/13/2006                                          53,522            391,574
Royal Bank of Scotland, 3.13%, 7/15/2005                                             19,236            140,729
Scaldis Capital Limited, 3.12%, 7/26/2005                                            30,106            220,254
Sedna Finance, Inc., 3.10%, 7/14/2005                                                66,262            484,776
Solitaire Funding, LLC, 3.12%, 7/21/2005                                             64,083            468,837
UBS Finance (Delaware) LLC., 3.12%, 7/22/2005                                        24,563            179,705
White Pine Finance, LLC., Variable Rate, 7/25/2005                                   42,707            312,445
Morgan Stanley Repurchase Agreement, 3.49%, 7/1/2005                                610,686          4,467,819
                                                                           -----------------  -----------------
Total Collateral Held                                                           $ 1,555,505       $ 11,380,189
                                                                           =================  =================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)___Tamarack Fund Trusts_____________________________________________

By (Signature and Title)*___/s/ Jennifer Lammers________________________________
                         Jennifer Lammers, President and Chief Financial Officer
Date__8/18/05___________________________________________________________________


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*___/s/ Jennifer Lammers________________________________
                         Jennifer Lammers, President and Chief Financial Officer
Date__8/18/05___________________________________________________________________

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.